                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5262

--------------------------------------------------------------------------------
                              MFS SERIES TRUST VIII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                    Date of fiscal year end: October 31, 2002
--------------------------------------------------------------------------------
                    Date of reporting period: April 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 4/30/03

MFS(R) GLOBAL GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GLOBAL GROWTH FUND

The fund seeks to provide capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

TABLE OF CONTENTS
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
------------------------------------------------------
FINANCIAL STATEMENTS                              26
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     40
------------------------------------------------------
TRUSTEES AND OFFICERS                             47
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      49
------------------------------------------------------
CONTACT INFORMATION                               50
------------------------------------------------------
ASSET ALLOCATION                                  51


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,


/s/ Jeffrey L. Shames
Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o    global asset management expertise across all asset classes

o    time-tested money management process for pursuing consistent results

o    full spectrum of investment products backed by MFS Original Research(R)

o    resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o    analyzing financial statements and balance sheets

o    talking extensively with companies' customers and competitors

o    developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT
The period began on a positive note as global equity markets, which had declined sharply over the summer of 2002, rallied in October and November. Investor psychology seemed to turn around, in part because third-quarter 2002 earnings in general were somewhat encouraging. By December, however, markets turned negative again under pressure of several factors including economic weakness in most developed nations and geopolitical uncertainty in Iraq and North Korea.

Over the next few months, equity markets gave up most or all of their gains from the previous rally. In mid-March, however, another rally began as geopolitical uncertainty decreased with the start of war in Iraq. Rapid military success, followed by a first-quarter U.S. earnings season that was better than many had expected, allowed the rally to continue though the end of the period on April
30. For the six-month period overall, the combination of two rallies and one downturn led the markets up modestly. In addition, the decline of the U.S. dollar, particularly against the euro, helped U.S. investors in overseas stocks.


-------------------------------------------------
TOP 5 STOCK HOLDINGS
4/30/03

NOVARTIS AG                                2.3%
Swiss pharmaceutical company
-------------------------------------------------
ASTRAZENECA GROUP PLC                      1.7%
U.K.-based pharmaceutical company
-------------------------------------------------
THE ROYAL BANK OF SCOTLAND PLC             1.5%
Banking firm with operations in the United
Kingdom and the United States
-------------------------------------------------
BP AMOCO PLC, ADR                          1.5%
U.K.-based oil exploration and
production firm
-------------------------------------------------
MICROSOFT CORP.                            1.4%
U.S. computer software and systems
company
-------------------------------------------------
The portfolio is actively managed, and current holdings may be different.


DETRACTORS FROM PERFORMANCE
While the fund outperformed its peer group, as measured by the average global fund tracked by Lipper Inc., the fund underperformed the broad global market as measured by its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free Index (the MSCI Index).

Basic materials was the fund's weakest sector over the period, with several holdings contributing to relative underperformance. Swiss agricultural chemical firm Syngenta stumbled in February after helping portfolio performance in earlier periods. Factors that hurt company earnings included higher pension costs, competition that put pressure on prices, and transaction costs related to currency fluctuations. Our holdings in several South African platinum producers
- Gold Fields, Anglo American Platinum, and Impala Platinum - also held back performance. The companies' results over the period were hurt by rising government royalties and the falling U.S. dollar, because platinum is a commodity priced in dollars.

In the technology area, detractors from performance included Samsung, a Korean semiconductor maker that was hurt by falling memory chip prices, and Tandberg, a Norwegian teleconferencing firm whose growth was not as strong as had been expected. We sold our Tandberg position over the period.

In the health care sector, stocks that hurt performance included French pharmaceutical firm Aventis and Swedish medical device company Jomed. Factors that dragged down Aventis' stock included increased competition faced by its allergy medication Allegra and slower sales of its anti-clotting drug Lovenox. Jomed stock was affected by news of fraud related to misstatements of earnings. By the end of the period, we had sold both stocks out of the portfolio.

CONTRIBUTORS TO PERFORMANCE
While some health care holdings held back results over the period, Fresenius Medical Care, a German-headquartered kidney dialysis products and services provider, was one of the fund's best performing holdings. Prior to the period, our Fresenius position had been hurt by asbestos-related lawsuits related to acquisitions the company had made in the United States. Those suits were settled during the period, and the stock came back strongly.

Driven in part by oil prices that rose for much of the period, several energy stocks in emerging market countries also helped performance. These included our holdings in LUKOIL, Surgutneftegaz, and YUKOS in Russia and Petroleo Brasileiro ("Pertrobras") in Brazil.

In the consumer staples sector, it was largely what we didn't own that helped performance. The fund benefited by avoiding Coca Cola Co., a stock in the MSCI Index that performed poorly. We also benefited by having an underweighted position in tobacco firm Philip Morris, which declined sharply, and by selling our position before the end of the period and thus missing some of the stock's decline.

The fund's outperformance in the retail area came largely from one holding, Kingfisher, a U.K.-based chain of home improvement and electrical & furniture stores. A new position in the fund over the period, the stock did well as the company sharpened its focus on its core business, the do-it-yourself market.


/s/ David A. Antonelli
David A. Antonelli
Director of Global Equity Research*


/s/ John E. Lathrop
John E. Lathrop
Portfolio Manager


/s/ Nicholas D. Smithie
Nicholas D. Smithie
Portfolio Manager

*The team of MFS global research analysts is responsible for the day-to-day management of a portion of the fund under the general supervision of Mr. Antonelli. Mr. Lathrop manages the U.S. portion of the fund, and Mr. Smithie manages the emerging markets portion of the fund.


The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

Cumulative without sales charge

                      Class
     Share          inception
     class            date            6-mo               1-yr          3-yr           5-yr           Life*

       A            11/18/93          2.99%             -15.15%       -41.75%         -8.51%         74.76%
-----------------------------------------------------------------------------------------------------------
       B            11/18/93          2.60%             -15.82%       -43.06%        -11.88%         62.51%
-----------------------------------------------------------------------------------------------------------
       C             1/3/94           2.63%             -15.77%       -43.06%        -11.89%         62.87%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97           3.11%             -14.95%       -41.36%         -7.39%         77.62%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02          2.83%             -15.28%       -41.84%         -8.65%         74.49%


Average annual without sales charge

       A                                --              -15.15%       -16.48%         -1.76%          6.09%
-----------------------------------------------------------------------------------------------------------
       B                                --              -15.82%       -17.11%         -2.50%          5.27%
-----------------------------------------------------------------------------------------------------------
       C                                --               15.77%       -17.12%         -2.50%          5.30%
-----------------------------------------------------------------------------------------------------------
       I                                --              -14.95%       -16.30%         -1.52%          6.27%
-----------------------------------------------------------------------------------------------------------
       R                                --              -15.28%       -16.53%         -1.79%          6.07%
-----------------------------------------------------------------------------------------------------------


Average annual with sales charge

       A                                --              -20.02%       -18.12%         -2.92%          5.42%
-----------------------------------------------------------------------------------------------------------
       B                                --              -19.19%       -17.76%         -2.76%          5.27%
-----------------------------------------------------------------------------------------------------------
       C                                --              -16.61%       -17.12%         -2.50%          5.30%


I and R class shares do not have a sales charge. Please see the Notes to Performance Summary for more details.

Comparative benchmarks
                                      6-mo                1-yr          3-yr           5-yr           Life*

Average global fund+                  1.81%             -16.75%       -14.01%         -3.65%          5.19%
-----------------------------------------------------------------------------------------------------------
MSCI All Country World Index#         3.96%             -14.17%       -14.36%         -3.97%          5.23%

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, November 18, 1993, through April 30, 2003. Index information is from December 1, 1993.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX - Measures the performance of developed and emerging market stock markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A SIGNIFICANT PORTION OF THE RETURNS THAT ARE LESS THAN ONE YEAR IS ATTRIBUTABLE TO THE RECEIPT OF A NON-RECURRING PAYMENT IN SETTLEMENT OF A CLASS ACTION LAWSUIT.

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for Class R and I shares includes the performance of the fund's Class A shares. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for details. Further information on these and other risk considerations.




This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 4/30/03
--------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
Foreign Stocks - 61.8%
----------------------------------------------------------------------------------------------------
Australia - 1.0%
----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.
(Banks & Credit Cos.)*                                                171,530           $2,002,596
----------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                    587,350            1,121,427
----------------------------------------------------------------------------------------------------
The News Corp., Ltd. (Media)*                                         166,862            1,188,705
----------------------------------------------------------------------------------------------------
                                                                                        $4,312,728
----------------------------------------------------------------------------------------------------
Austria - 0.1%
----------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                            7,180             $569,081
----------------------------------------------------------------------------------------------------

Belgium - 0.5%
----------------------------------------------------------------------------------------------------
Fortis (Financial Services)                                           117,430           $1,958,624
----------------------------------------------------------------------------------------------------

Bermuda - 0.8%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                               41,700             $668,034
----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   27,150              898,122
----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                            23,710            1,951,333
----------------------------------------------------------------------------------------------------
                                                                                        $3,517,489
----------------------------------------------------------------------------------------------------
Brazil - 1.3%
----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)                        36,370             $763,770
----------------------------------------------------------------------------------------------------
Banco Bradesco S.A., Preferred (Banks & Credit Cos.)              174,700,000              720,850
----------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes, ADR (Telecommunications)                 12,700              449,585
----------------------------------------------------------------------------------------------------
Companhia Siderurgica National (Steel)                                 11,300              260,013
----------------------------------------------------------------------------------------------------
Companhia Vale Do Rio Doce (Metals & Minerals)                         17,300              483,708
----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR (Oils & Gas)                             82,150            1,523,882
----------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A., ADR
(Telecommunications)                                                   47,500              515,375
----------------------------------------------------------------------------------------------------
Uniao de Banco Brasiliero S.A. (Banks & Credit Cos.)                   26,800              486,420
----------------------------------------------------------------------------------------------------
                                                                                        $5,203,603
----------------------------------------------------------------------------------------------------
Canada - 0.9%
----------------------------------------------------------------------------------------------------
Bank Nova Scotia (Banks)                                               23,810             $926,655
----------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                         55,340            1,814,812
----------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telecommunications)                   41,150            1,059,250
----------------------------------------------------------------------------------------------------
                                                                                        $3,800,717
----------------------------------------------------------------------------------------------------
China - 1.9%
----------------------------------------------------------------------------------------------------
Beijing Datang Power Generation Co., Ltd. (Energy)                    664,000             $261,809
----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Telecommunications)                    866,500            1,738,822
----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR (Telecommunications)                30,800              308,308
----------------------------------------------------------------------------------------------------
China Oilfield Services, Ltd. (Oil Services)                        5,615,400            1,188,056
----------------------------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Oils)                           4,342,000              857,399
----------------------------------------------------------------------------------------------------
China Telecom Corp. (Telecommunications)*                           3,668,000              705,493
----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                          2,036,000            1,931,887
----------------------------------------------------------------------------------------------------
PetroChina Co., Ltd. (Oils)                                         2,962,000              676,048
----------------------------------------------------------------------------------------------------
                                                                                        $7,667,822
----------------------------------------------------------------------------------------------------
Croatia - 0.1%
----------------------------------------------------------------------------------------------------
Pliva d.d., GDR (Medical & Health Products)                            24,000             $334,517
----------------------------------------------------------------------------------------------------

Denmark - 0.7%
----------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                     157,810           $3,041,983
----------------------------------------------------------------------------------------------------

France - 4.3%
----------------------------------------------------------------------------------------------------
Carrefour S.A. (Supermarket)                                           39,570           $1,723,851
----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications)*                              99,490            2,302,252
----------------------------------------------------------------------------------------------------
France Telecom S.A., New (Telecommunications)*                         22,340              514,712
----------------------------------------------------------------------------------------------------
Generale de Sante (Healthcare)                                         76,309              870,120
----------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Gas)                                               13,440            2,038,836
----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                     59,090            3,530,733
----------------------------------------------------------------------------------------------------
Schneider Electric S.A. (Manufacturing)                                28,871            1,369,101
----------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Media)                                 22,899              644,322
----------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Oils)                                        37,390            4,911,300
----------------------------------------------------------------------------------------------------
                                                                                       $17,905,227
----------------------------------------------------------------------------------------------------
Germany - 2.6%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                               84,330           $2,815,921
----------------------------------------------------------------------------------------------------
Celanese AG (Chemicals)                                                44,630              987,860
----------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Products)                  33,555            1,196,606
----------------------------------------------------------------------------------------------------
Linde AG (Conglomerates)                                               42,090            1,588,490
----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                 5,638            2,079,898
----------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software - Systems)                               8,200              841,511
----------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                          13,180              588,620
----------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                10,600              555,753
----------------------------------------------------------------------------------------------------
                                                                                       $10,654,659
----------------------------------------------------------------------------------------------------
Greece - 0.5%
----------------------------------------------------------------------------------------------------
Cosmote S.A. (Telecommunications)                                      90,000             $933,670
----------------------------------------------------------------------------------------------------
Hellenic Bottling (Beverages)                                          88,340            1,293,695
----------------------------------------------------------------------------------------------------
                                                                                        $2,227,365
----------------------------------------------------------------------------------------------------
Hong Kong - 0.5%
----------------------------------------------------------------------------------------------------
Citic Pacific Ltd. (Conglomerate)                                     311,000             $528,382
----------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oils)                                                     534,500              702,496
----------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings Ltd. (Utilities-Electric)                 170,500              688,664
----------------------------------------------------------------------------------------------------
                                                                                        $1,919,542
----------------------------------------------------------------------------------------------------
Hungary - 0.3%
----------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR (Pharmaceuticals)                              5,400             $392,219
----------------------------------------------------------------------------------------------------
OTP Bank (Banks & Credit Cos.)                                         39,590              854,352
----------------------------------------------------------------------------------------------------
                                                                                        $1,246,571
----------------------------------------------------------------------------------------------------
India - 0.7%
----------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp., Ltd. (Oils)                                 51,700             $304,873
----------------------------------------------------------------------------------------------------
Housing Development Finance Corp., Ltd. (Financial
Services)                                                             103,458              746,552
----------------------------------------------------------------------------------------------------
ICICI Bank Ltd. (Banks & Credit Cos.)*                                 94,392              497,446
----------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR (Computer Software -
Services)                                                              13,300              546,630
----------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Conglomerate)                               106,560              619,703
----------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)*                  32,080              187,309
----------------------------------------------------------------------------------------------------
                                                                                        $2,902,513
----------------------------------------------------------------------------------------------------
Indonesia - 0.4%
----------------------------------------------------------------------------------------------------
PT Astra International Tbk (Automotive)                               616,500             $215,075
----------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk (Financial Services)                         580,500              162,347
----------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk (Tobacco)                            502,500              207,178
----------------------------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk (Building Materials)             1,623,000              191,855
----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Telecommunications)                    1,713,500              810,212
----------------------------------------------------------------------------------------------------
                                                                                        $1,586,667
----------------------------------------------------------------------------------------------------
Ireland - 1.2%
----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                     71,100             $531,311
----------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                 284,090            3,509,307
----------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                    83,950              976,016
----------------------------------------------------------------------------------------------------
                                                                                        $5,016,634
----------------------------------------------------------------------------------------------------
Israel - 0.3%
----------------------------------------------------------------------------------------------------
Bank Hapoalim (Banks & Credit Cos.)*                                  212,000             $367,013
----------------------------------------------------------------------------------------------------
Bank Leumi le-Isreal B.M. (Banking)*                                  339,300              415,728
----------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                 13,900              636,064
----------------------------------------------------------------------------------------------------
                                                                                        $1,418,805
----------------------------------------------------------------------------------------------------
Japan - 8.7%
----------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Financial Services)                     30,100             $719,315
----------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                 560,000            3,767,829
----------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                        68,000            2,753,129
----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Financial Services)                           91,200            1,719,815
----------------------------------------------------------------------------------------------------
DDI Corp. (Telecommunications)                                            445            1,353,129
----------------------------------------------------------------------------------------------------
Fast Retailing Co. (Retail)                                            57,200            1,667,232
----------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electronics)                                           522,000            1,179,488
----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                     97,100            3,221,714
----------------------------------------------------------------------------------------------------
Namco Ltd. (Leisure)                                                   72,400            1,016,215
----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Manufacturing)                       163,000            1,788,140
----------------------------------------------------------------------------------------------------
Nippon Oil Corp. (Energy)                                             237,000              945,611
----------------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                         252,600            1,941,445
----------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                255,000            2,332,591
----------------------------------------------------------------------------------------------------
Sompo Japan Insurance, Inc. (Insurance - Property &
Casualty)                                                             276,000            1,263,503
----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                              213,000            2,683,746
----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                           1,494,000            4,869,147
----------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Forest & Paper Products)                              69,700            2,780,974
----------------------------------------------------------------------------------------------------
                                                                                       $36,003,023
----------------------------------------------------------------------------------------------------
Luxembourg - 0.1%
----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Metals & Mining)*                                   14,200             $333,700
----------------------------------------------------------------------------------------------------

Malaysia - 0.3%
----------------------------------------------------------------------------------------------------
Resorts World Berhad (Entertainment)                                  118,000             $259,324
----------------------------------------------------------------------------------------------------
Sime Darby Berhad (Financial Institutions)                            709,000              933,017
----------------------------------------------------------------------------------------------------
                                                                                        $1,192,341
----------------------------------------------------------------------------------------------------
Mexico - 2.0%
----------------------------------------------------------------------------------------------------
Alfa, S.A., "A" (Chemicals)                                           120,900             $205,800
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications)                  114,960            1,927,879
----------------------------------------------------------------------------------------------------
Apasco S.A. (Building Materials)                                       59,000              401,727
----------------------------------------------------------------------------------------------------
Coca-Cola Femsa S.A., ADR (Beverages)                                  39,950              848,938
----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Real Estate)*                     170,900              470,762
----------------------------------------------------------------------------------------------------
Fomento Economico Mexicano S.A. (Food & Beverage
Products)                                                              21,080              800,197
----------------------------------------------------------------------------------------------------
Grupo Continential S.A. (Food & Beverage Products)                    258,600              396,553
----------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Retail)                                   66,700              179,527
----------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V. (Finance)                       244,430              678,762
----------------------------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V. (Financial
Services)*                                                            506,500              439,687
----------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V. (Forest & Paper
Products)                                                             226,360              555,032
----------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcasting)                            69,500              403,100
----------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. "Series V" (Retail)                   294,865              815,097
----------------------------------------------------------------------------------------------------
                                                                                        $8,123,061
----------------------------------------------------------------------------------------------------
Netherlands - 3.1%
----------------------------------------------------------------------------------------------------
Fugro N.V. (Engineering - Construction)*                               27,298           $1,109,273
----------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications)                             308,280            2,053,973
----------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                    114,650            2,136,549
----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                  58,300            1,200,397
----------------------------------------------------------------------------------------------------
Unilever N.V. (Consumer Products)                                      63,730            4,021,712
----------------------------------------------------------------------------------------------------
Unilever N.V., NY Shares (Consumer Products)                            4,900              308,553
----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                      74,391            2,162,205
----------------------------------------------------------------------------------------------------
                                                                                       $12,992,662
----------------------------------------------------------------------------------------------------
Norway - 0.1%
----------------------------------------------------------------------------------------------------
Gjensidige NOR ASA (Financial Services)                                11,840             $410,805
----------------------------------------------------------------------------------------------------

Philippines - 0.1%
----------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co., ADR (Utilities -
Telephone)*                                                            37,000             $268,321
----------------------------------------------------------------------------------------------------

Poland - 0.1%
----------------------------------------------------------------------------------------------------
Bank Pekao S.A. (Banks & Credit Cos.)                                  28,100             $605,274
----------------------------------------------------------------------------------------------------

Russia - 1.2%
----------------------------------------------------------------------------------------------------
JSC Mining and Smelting Company Norilsk Nickel, ADR
(Mining)                                                               33,690             $788,346
----------------------------------------------------------------------------------------------------
LUKOIL, Holdings ADR (Oils)                                             8,600              592,024
----------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR (Oils)                                           27,540            1,895,854
----------------------------------------------------------------------------------------------------
Sibneft ADR (Oils)                                                      3,500               83,020
----------------------------------------------------------------------------------------------------
YUKOS Corp., ADR (Oils)                                                 8,850            1,553,175
----------------------------------------------------------------------------------------------------
                                                                                        $4,912,419
----------------------------------------------------------------------------------------------------
Singapore - 1.4%
----------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Financial Services)                          210,000           $1,029,992
----------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Telecommunications - Wireless)                   610,000              433,307
----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)              3,185,000            2,603,591
----------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Cos.)                       266,000            1,559,590
----------------------------------------------------------------------------------------------------
                                                                                        $5,626,480
----------------------------------------------------------------------------------------------------
South Africa - 1.9%
----------------------------------------------------------------------------------------------------
ABSA Group Ltd. (Financial Services)                                  152,070             $669,228
----------------------------------------------------------------------------------------------------
Anglo American Platinum Corp., Ltd. (Metals)                           30,130              847,948
----------------------------------------------------------------------------------------------------
AngloGold Ltd. (Mining)                                                19,600              561,066
----------------------------------------------------------------------------------------------------
Firstrand Ltd. (Financial Services)                                   384,000              376,123
----------------------------------------------------------------------------------------------------
Gold Fields Ltd. (Metals & Mining)                                    183,650            1,872,299
----------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Metals & Mining)                        32,760            1,626,995
----------------------------------------------------------------------------------------------------
M-Cell Ltd. (Cellular Phones)                                         107,000              180,088
----------------------------------------------------------------------------------------------------
Nedcor Ltd. (Banks & Credit Cos.)                                      27,000              365,031
----------------------------------------------------------------------------------------------------
Sanlam Ltd. (Insurance)                                               372,300              309,706
----------------------------------------------------------------------------------------------------
Sasol Ltd. (Energy)                                                   115,800            1,260,290
----------------------------------------------------------------------------------------------------
                                                                                        $8,068,774
----------------------------------------------------------------------------------------------------
South Korea - 3.1%
----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                   28,960             $684,357
----------------------------------------------------------------------------------------------------
Kia Motors Corp. (Automotive)                                          49,100              341,618
----------------------------------------------------------------------------------------------------
Korea Electric Power Corp. (Utilities - Electric)                      45,140              760,077
----------------------------------------------------------------------------------------------------
KT&G Corp. (Tobacco)                                                   46,440              711,226
----------------------------------------------------------------------------------------------------
KT&G Corp., GDR (Tobacco)*                                            164,290            1,257,525
----------------------------------------------------------------------------------------------------
LG Chemical Ltd. (Chemicals)                                           18,320              607,901
----------------------------------------------------------------------------------------------------
LG Electronics, Inc. (Consumer Goods & Services)                       14,680              506,457
----------------------------------------------------------------------------------------------------
POSCO (Steel)                                                          57,980            1,191,489
----------------------------------------------------------------------------------------------------
Samsung Display Devices Co. (Electronics)                               8,880              555,686
----------------------------------------------------------------------------------------------------
Samsung Electronics (Electronics)                                      17,110           $4,296,871
----------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co., Ltd. (Insurance -
Property & Casualty)*                                                  12,690              626,925
----------------------------------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Financial Services)                 36,080              356,492
----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Telecommunications)                               5,380              748,637
----------------------------------------------------------------------------------------------------
                                                                                       $12,645,261
----------------------------------------------------------------------------------------------------
Spain - 1.5%
----------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                 61,110           $1,578,074
----------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                  99,550            1,605,871
----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                  270,898            3,001,115
----------------------------------------------------------------------------------------------------
Telefonica S.A., New (Telecommunications)*                              6,861               76,009
----------------------------------------------------------------------------------------------------
                                                                                        $6,261,069
----------------------------------------------------------------------------------------------------
Sweden - 0.3%
----------------------------------------------------------------------------------------------------
Alfa Laval (Engineering & Construction)*                              109,200           $1,069,186
----------------------------------------------------------------------------------------------------

Switzerland - 5.1%
----------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                       26,390           $1,193,346
----------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                               1,750              678,295
----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                 16,232            3,313,509
----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                               228,250            9,015,412
----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)*                                               44,026            2,275,245
----------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                       2,593            1,636,777
----------------------------------------------------------------------------------------------------
UBS AG (Financial Services)                                            66,353            3,152,319
----------------------------------------------------------------------------------------------------
                                                                                       $21,264,903
----------------------------------------------------------------------------------------------------
Taiwan - 0.7%
----------------------------------------------------------------------------------------------------
Ambit Microsystems Corp. (Computer Software)                           99,000             $283,631
----------------------------------------------------------------------------------------------------
Asustek Computer, Inc. (Electronics)                                  173,000              338,727
----------------------------------------------------------------------------------------------------
China Development Financial Holding Corp.
(Business Services)                                                   850,000              297,365
----------------------------------------------------------------------------------------------------
Formosa Plastic Corp. (Chemicals)                                     586,610              726,295
----------------------------------------------------------------------------------------------------
Fubon Financial Holdings Co., Ltd. (Financial Services)               472,000              323,455
----------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Computer Software -
Personal Computers)                                                   199,000              624,561
----------------------------------------------------------------------------------------------------
President Chain Store Corp. (Retail)                                  353,555              448,943
----------------------------------------------------------------------------------------------------
                                                                                        $3,042,977
----------------------------------------------------------------------------------------------------
Thailand - 0.4%
----------------------------------------------------------------------------------------------------
Bangkok Bank (Banks & Credit Cos.)                                    259,800             $364,121
----------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. PLC (Television)                           115,000              553,375
----------------------------------------------------------------------------------------------------
PTT Exploration and Production Public Co., Ltd.
(Natural Gas)                                                         124,800              358,570
----------------------------------------------------------------------------------------------------
PTT Public Co., Ltd. (Oils)                                           396,500              416,784
----------------------------------------------------------------------------------------------------
                                                                                        $1,692,850
----------------------------------------------------------------------------------------------------
Turkey - 0.2%
----------------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Cos.)                               245,368,700             $871,829
----------------------------------------------------------------------------------------------------

United Kingdom - 13.4%
----------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)*                                 239,540           $3,432,541
----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                     170,490            6,693,913
----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                265,543            1,868,603
----------------------------------------------------------------------------------------------------
BG Group PLC (Oils)                                                   483,230            1,934,005
----------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                    472,700            2,419,163
----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                              156,454            6,029,737
----------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting)                     144,440            1,498,053
----------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                                252,492            2,802,443
----------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)                                               177,850              537,583
----------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Business Services)                    236,880            1,373,302
----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                            238,599            1,432,875
----------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)*                                              780,790            3,053,112
----------------------------------------------------------------------------------------------------
Lonmin (Metals & Minerals)*                                           132,670            1,474,644
----------------------------------------------------------------------------------------------------
Marks and Spencer Group PLC (Retail)*                                 216,220            1,008,008
----------------------------------------------------------------------------------------------------
Next PLC (Retail)*                                                    139,553            2,105,769
----------------------------------------------------------------------------------------------------
Old Mutual PLC (Insurance)                                            114,500              168,012
----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                    124,670            2,200,209
----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                        371,220            2,962,522
----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*               233,184            6,119,796
----------------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Cos.)*                         122,886            1,371,789
----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)*                            1,589,080            3,138,646
----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                           76,620            1,514,011
----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                  9,600              299,424
----------------------------------------------------------------------------------------------------
                                                                                       $55,438,160
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $256,107,642
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
U.S. Stocks - 34.4%
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                            23,500             $844,120
----------------------------------------------------------------------------------------------------

Aerospace - 0.5%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  20,800           $1,041,040
----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 13,300            1,169,735
----------------------------------------------------------------------------------------------------
                                                                                        $2,210,775
----------------------------------------------------------------------------------------------------
Automotive - 0.3%
----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                  27,020           $1,200,769
----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 0.1%
----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                             21,600             $571,320
----------------------------------------------------------------------------------------------------

Biotechnology - 1.6%
----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                              57,000           $2,315,910
----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           61,330            3,760,142
----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                       13,600              516,664
----------------------------------------------------------------------------------------------------
                                                                                        $6,592,716
----------------------------------------------------------------------------------------------------
Business Machines - 0.9%
----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"*                               10,600             $505,620
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  38,900            3,302,610
----------------------------------------------------------------------------------------------------
                                                                                        $3,808,230
----------------------------------------------------------------------------------------------------
Business Services - 1.2%
----------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                    10,900             $590,769
----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                     63,410            1,070,361
----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     22,400              687,680
----------------------------------------------------------------------------------------------------
First Data Corp.                                                       40,220            1,577,831
----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         31,530            1,036,706
----------------------------------------------------------------------------------------------------
                                                                                        $4,963,347
----------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 0.5%
----------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                                   69,720           $2,015,605
----------------------------------------------------------------------------------------------------

Computer Software - 0.7%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         233,160           $2,769,941
----------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 1.5%
----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             14,500             $492,130
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       221,600            5,666,312
----------------------------------------------------------------------------------------------------
                                                                                        $6,158,442
----------------------------------------------------------------------------------------------------
Computer Software - Services - 1.2%
----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                            75,660           $1,626,690
----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               121,110            2,665,631
----------------------------------------------------------------------------------------------------
Yahoo, Inc.*                                                           21,200              525,336
----------------------------------------------------------------------------------------------------
                                                                                        $4,817,657
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.4%
----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                              60,500             $691,515
----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                      73,780            1,108,913
----------------------------------------------------------------------------------------------------
                                                                                        $1,800,428
----------------------------------------------------------------------------------------------------
Conglomerates - 1.2%
----------------------------------------------------------------------------------------------------
General Electric Co.                                                  119,520           $3,519,864
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                87,600            1,366,560
----------------------------------------------------------------------------------------------------
                                                                                        $4,886,424
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    34,600           $2,012,682
----------------------------------------------------------------------------------------------------
Gillette Co.                                                           44,280            1,348,326
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   16,350              813,739
----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   18,500            1,662,225
----------------------------------------------------------------------------------------------------
                                                                                        $5,836,972
----------------------------------------------------------------------------------------------------
Drugs & Health Care - 0.1%
----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                  9,000             $415,260
----------------------------------------------------------------------------------------------------

Electronics - 1.3%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                  68,780           $2,277,993
----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                30,910            1,065,468
----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        29,530            1,160,234
----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                             19,800              411,642
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                14,970              419,759
----------------------------------------------------------------------------------------------------
                                                                                        $5,335,096
----------------------------------------------------------------------------------------------------
Entertainment - 2.1%
----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                177,860           $2,433,125
----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                    55,410            2,167,085
----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                   77,800              855,800
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                     76,600            3,325,206
----------------------------------------------------------------------------------------------------
                                                                                        $8,781,216
----------------------------------------------------------------------------------------------------
Financial Institutions - 3.1%
----------------------------------------------------------------------------------------------------
American Express Co.                                                   21,080             $798,089
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        85,477            3,354,972
----------------------------------------------------------------------------------------------------
Fannie Mae                                                             44,000            3,185,160
----------------------------------------------------------------------------------------------------
Freddie Mac                                                            13,300              770,070
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              33,230            2,522,157
----------------------------------------------------------------------------------------------------
MBNA Corp.                                                             21,600              408,240
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              43,480            1,784,854
----------------------------------------------------------------------------------------------------
                                                                                       $12,823,542
----------------------------------------------------------------------------------------------------
Financial Services - 0.4%
----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                 64,680           $1,710,786
----------------------------------------------------------------------------------------------------

Food & Beverage Products - 1.1%
----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                             24,500             $271,460
----------------------------------------------------------------------------------------------------
Kellogg Co.                                                            32,900            1,077,146
----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          63,200            2,735,296
----------------------------------------------------------------------------------------------------
Sysco Corp.                                                            13,700              393,601
----------------------------------------------------------------------------------------------------
                                                                                        $4,477,503
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------------
International Paper Co.                                                26,470             $946,302
----------------------------------------------------------------------------------------------------

Healthcare - 0.2%
----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                     32,900             $655,039
----------------------------------------------------------------------------------------------------

Industrial Gases - 0.4%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          26,900           $1,562,352
----------------------------------------------------------------------------------------------------

Insurance - 0.9%
----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          53,270           $1,530,447
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                     129,360            2,099,513
----------------------------------------------------------------------------------------------------
                                                                                        $3,629,960
----------------------------------------------------------------------------------------------------
Machinery - 0.4%
----------------------------------------------------------------------------------------------------
Danaher Corp.                                                          23,900           $1,648,622
----------------------------------------------------------------------------------------------------

Medical & Health Products - 3.0%
----------------------------------------------------------------------------------------------------
Alcon, Inc.*                                                           11,400             $502,170
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                19,400            1,122,290
----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        34,500            2,201,790
----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                             12,300              636,156
----------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.*                                            12,100              396,275
----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                  39,200            2,209,312
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          137,280            4,221,360
----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                  56,400            1,020,840
----------------------------------------------------------------------------------------------------
                                                                                       $12,310,193
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 1.0%
----------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                   120                 $389
----------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                                 27,500            1,621,400
----------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"                                34,100              581,746
----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        38,900            1,857,086
----------------------------------------------------------------------------------------------------
                                                                                        $4,060,621
----------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                     30,400             $851,200
----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                        9,900              361,449
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      24,700            1,035,671
----------------------------------------------------------------------------------------------------
                                                                                        $2,248,320
----------------------------------------------------------------------------------------------------
Pharmaceuticals
----------------------------------------------------------------------------------------------------
Wyeth                                                                   4,900             $213,297
----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.7%
----------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                        8,870             $702,947
----------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                       4,200              318,024
----------------------------------------------------------------------------------------------------
New York Times Co.                                                     18,300              848,754
----------------------------------------------------------------------------------------------------
Tribune Co.                                                            25,700            1,258,786
----------------------------------------------------------------------------------------------------
                                                                                        $3,128,511
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.1%
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                          23,820             $639,329
----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 0.7%
----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                           33,000           $1,047,750
----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                         90,320            1,289,770
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               15,400              550,396
----------------------------------------------------------------------------------------------------
                                                                                        $2,887,916
----------------------------------------------------------------------------------------------------
Retail - 2.9%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                              41,400           $1,002,294
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      123,220            3,466,179
----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                          38,780            2,202,704
----------------------------------------------------------------------------------------------------
Target Corp.                                                           58,960            1,971,622
----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                     57,500            1,106,875
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  36,500            2,055,680
----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                  9,400              243,272
----------------------------------------------------------------------------------------------------
                                                                                       $12,048,626
----------------------------------------------------------------------------------------------------
Special Products & Services - 0.4%
----------------------------------------------------------------------------------------------------
3M Co.                                                                 11,820           $1,489,793
----------------------------------------------------------------------------------------------------

Telecommunications - 0.5%
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*                                         60,200           $1,803,592
----------------------------------------------------------------------------------------------------
Golden Telecom, Inc.*                                                  27,800              471,488
----------------------------------------------------------------------------------------------------
                                                                                        $2,275,080
----------------------------------------------------------------------------------------------------
Telecommunications & Cable - 0.7%
----------------------------------------------------------------------------------------------------
Comcast Corp. "A"*                                                     85,200           $2,718,732
----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.2%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  257,440           $3,871,898
----------------------------------------------------------------------------------------------------
USA Interactive, Inc.*                                                 36,400            1,090,180
----------------------------------------------------------------------------------------------------
                                                                                        $4,962,078
----------------------------------------------------------------------------------------------------
Transportation - 0.4%
----------------------------------------------------------------------------------------------------
Fedex Corp.                                                            14,000             $838,320
----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                            13,600              844,832
----------------------------------------------------------------------------------------------------
                                                                                        $1,683,152
----------------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
----------------------------------------------------------------------------------------------------
Encana Corp.                                                           46,300           $1,523,270
----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $142,651,342
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $381,059,537)                                          $398,758,984
----------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.1%
----------------------------------------------------------------------------------------------------
Thailand - 0.1%
----------------------------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd., 5.25s (Banks &
Credit Companies) (Identified Cost, $258,070)*                        333,300             $264,709
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.8%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
Abbey National LLC, due 5/01/03, at Amortized Cost                    $15,694          $15,694,000
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 8.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                  33,786,413          $33,786,413
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $430,798,020)                                     $448,504,106
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (8.2)%                                                (34,124,829)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $414,379,277
----------------------------------------------------------------------------------------------------

*Non-income producing security.


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/03

ASSETS

Investments, at value, including $32,196,051, of
securities on loan (identified cost, $430,798,020)            $448,504,106
---------------------------------------------------------------------------------------------------
Cash                                                                18,402
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $1,114,975)          1,114,810
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  2,710,451
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    102,455
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                1,557,230
---------------------------------------------------------------------------------------------------
Other assets                                                        10,244
---------------------------------------------------------------------------------------------------
Total assets                                                                           $454,017,698
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $4,635,439
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 915,789
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      33,786,413
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    10,171
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    1,243
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       5,584
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   198
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             283,584
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $39,638,421
---------------------------------------------------------------------------------------------------
Net assets                                                                             $414,379,277
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $689,871,202
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 17,728,962
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (293,326,356)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    105,469
---------------------------------------------------------------------------------------------------
Total                                                                                  $414,379,277
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                32,034,958
---------------------------------------------------------------------------------------------------


Class A shares
  Net assets                                                  $272,635,751
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            20,800,754
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.11
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 of net asset
  value per share)                                                                           $13.91
---------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                  $114,759,002
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             9,098,775
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.61
---------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                   $21,763,648
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             1,741,548
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.50
---------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                    $5,068,810
---------------------------------------------------------------------------------------------------
  Shares outstanding                                               382,267
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $13.26
---------------------------------------------------------------------------------------------------

Class R shares
  Net assets                                                      $152,066
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                11,614
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $13.09
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 4/30/03

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $4,308,385
---------------------------------------------------------------------------------------------------
  Interest                                                         178,111
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (394,032)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $4,092,464
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $1,823,655
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            10,623
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  205,893
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           452,620
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           597,465
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           110,514
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               112
---------------------------------------------------------------------------------------------------
  Administrative fee                                                22,766
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    270,329
---------------------------------------------------------------------------------------------------
  Printing                                                          48,467
---------------------------------------------------------------------------------------------------
  Postage                                                           58,677
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     21,800
---------------------------------------------------------------------------------------------------
  Legal fees                                                            22
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    432,023
---------------------------------------------------------------------------------------------------
Total expenses                                                  $4,054,966
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (20,324)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by distributor                            (129,312)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,905,330
---------------------------------------------------------------------------------------------------
Net investment income                                                                     $187,134
---------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $(28,171,774)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (249,071)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(28,420,845)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
---------------------------------------------------------------------------------------------------
  Investments                                                  $39,066,842
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         7,216
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $39,074,058
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $10,653,213
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $10,840,347
---------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS                YEAR
                                                                      ENDED                 ENDED
                                                                     4/30/03               10/31/02
                                                                   (UNAUDITED)

OPERATIONS

Net investment income (loss)                                            $187,134            $(2,335,921)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (28,420,845)           (94,406,005)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                           39,074,058             29,727,826
----------------------------------------------------------------    ------------          -------------
Increase (decrease) in net assets from operations                    $10,840,347           $(68,014,100)
----------------------------------------------------------------    ------------          -------------
Net decrease in net assets from fund share transactions             $(29,121,389)          $(86,716,358)
----------------------------------------------------------------    ------------          -------------
Total decrease in net assets                                        $(18,281,042)         $(154,730,458)
----------------------------------------------------------------    ------------          -------------

NET ASSETS

At beginning of period                                              $432,660,319           $587,390,777
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $105,469 and accumulated net investment
loss of $81,665 respectively)                                       $414,379,277           $432,660,319
-------------------------------------------------------------------------------------------------------



See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights provide per share amounts and certain ratios to summarize the effect of fund operations and any distributions to a shareholder of each share class.

                              SIX MONTHS                                         YEAR ENDED 10/31
                                ENDED               ---------------------------------------------------------------------------
                               4/30/03                  2002             2001             2000           1999           1998
CLASS A                      (UNAUDITED)

Net asset value,
beginning of period           $12.73                $14.60            $27.51            $23.20           $18.27          $20.79
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

 Net investment
 income (loss)(S)              $0.02                $(0.01)           $(0.03)            $0.07           $(0.05)         $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency           0.36                 (1.86)            (6.91)             6.14             6.59           (0.41)
------------------------      ------                ------            ------             -----            -----          ------
Total from investment
operations                     $0.38                $(1.87)           $(6.94)            $6.21            $6.54          $(0.42)
------------------------      ------                ------            ------             -----            -----          ------

LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS

 From net realized
 gain on investments
 and foreign currency
 transactions                    $--                   $--            $(5.67)           $(1.90)          $(1.61)         $(2.10)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net
 realized gain on
 investments and
 foreign currency
 transactions                     --                    --             (0.30)               --               --              --
------------------------      ------                ------            ------             -----            -----          ------
 Total distributions
 declared to
 shareholders                    $--                   $--            $(5.97)           $(1.90)          $(1.61)         $(2.10)
------------------------      ------                ------            ------             -----            -----          ------
Net asset value, end
of period                     $13.11                $12.73            $14.60            $27.51           $23.20          $18.27
------------------------      ------                ------            ------             -----            -----          ------
Total return (%)(+)             2.99++,*            (12.81)           (30.91)            27.22            38.13           (1.99)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      1.68+                 1.57              1.52              1.45             1.48            1.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.37+                (0.08)            (0.17)             0.26            (0.23)          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                46                   130               112               182              146             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $272,636              $269,893          $268,548          $389,664         $244,777        $195,194
-------------------------------------------------------------------------------------------------------------------------------

(S)The distributor voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                         $0.02                $(0.03)           $(0.05)            $0.04           $(0.07)         $(0.03)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO
AVERAGE NET ASSETS):
Expenses##                      1.78+                 1.67              1.62              1.55             1.58            1.59
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.27+                (0.18)            (0.27)             0.16            (0.33)          (0.16)
-------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge.
    If the charge had been included, the results would have been lower.
  * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2003 would have been 2.44%.


See notes to financial statements.

                              SIX MONTHS                                            YEAR ENDED 10/31
                                ENDED               ---------------------------------------------------------------------------
                               4/30/03                  2002             2001             2000           1999           1998
CLASS B                      (UNAUDITED)

Net asset value,
beginning of period           $12.29                $14.21            $26.87            $22.73           $18.06          $20.56
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

 Net investment loss          $(0.03)               $(0.13)           $(0.16)           $(0.14)          $(0.20)         $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency               0.35                 (1.79)            (6.74)             6.04             6.48           (0.40)
--------------------------    ------                ------            ------            ------           ------          ------
Total from investment
operations                     $0.32                $(1.92)           $(6.90)            $5.90            $6.28          $(0.56)
--------------------------    ------                ------            ------            ------           ------          ------

LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS

 From net realized
 gain on investments
 and foreign currency
 transactions                    $--                   $--            $(5.47)           $(1.76)          $(1.61)         $(1.94)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net
 realized gain on
 investments and
 foreign currency
 transactions                     --                    --             (0.29)               --               --              --
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions
 declared to
 shareholders                    $--                   $--            $(5.76)           $(1.76)          $(1.61)         $(1.94)
--------------------------    ------                ------            ------            ------           ------          ------
Net asset value, end
of period                     $12.61                $12.29            $14.21            $26.87           $22.73          $18.06
--------------------------    ------                ------            ------            ------           ------          ------
Total return (%)                2.60++,*            (13.51)           (31.39)            26.26            37.12           (2.70)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                      2.43+                 2.32              2.27              2.20             2.23            2.24
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.43)+               (0.89)            (0.92)            (0.47)           (0.99)          (0.81)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                46                   130               112               182              146             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)               $114,759              $133,525          $268,518          $442,368         $330,542        $259,345
-------------------------------------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2003 would have been 2.03%.


See notes to financial statements.

                              SIX MONTHS                                           YEAR ENDED 10/31
                                ENDED               ---------------------------------------------------------------------------
                               4/30/03                  2002             2001             2000           1999           1998
CLASS C                      (UNAUDITED)

Net asset value,
beginning of period           $12.18                $14.08            $26.74            $22.64           $17.99          $20.49
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

 Net investment loss          $(0.02)               $(0.13)           $(0.16)           $(0.11)          $(0.20)         $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency               0.34                 (1.77)            (6.70)             5.99             6.46           (0.40)
--------------------------    ------                ------            ------            ------           ------          ------
Total from investment
operations                     $0.32                $(1.90)           $(6.86)            $5.88            $6.26          $(0.56)
--------------------------    ------                ------            ------            ------           ------          ------

LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS

 From net realized
 gain on investments
 and foreign currency
 transactions                    $--                   $--            $(5.51)           $(1.78)          $(1.61)         $(1.94)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net
 realized gain on
 investments and
 foreign currency
 transactions                     --                    --             (0.29)               --               --              --
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions
 declared to
 shareholders                    $--                   $--            $(5.80)           $(1.78)          $(1.61)         $(1.94)
--------------------------    ------                ------            ------            ------           ------          ------
Net asset value, end
of period                     $12.50                $12.18            $14.08            $26.74           $22.64          $17.99
--------------------------    ------                ------            ------            ------           ------          ------
Total return (%)                2.63++,*            (13.49)           (31.45)            26.28            37.15           (2.73)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                      2.43+                 2.32              2.27              2.20             2.23            2.24
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.42)+               (0.91)            (0.92)            (0.39)           (0.99)          (0.83)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                46                   130               112               182              146             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)                $21,764               $24,035           $44,241           $62,520          $26,120         $19,149
-------------------------------------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2003 would have been 2.05%.



See notes to financial statements.

                              SIX MONTHS                                         YEAR ENDED 10/31
                                ENDED               ---------------------------------------------------------------------------
                               4/30/03                  2002             2001             2000           1999           1998
CLASS I                      (UNAUDITED)

Net asset value,
beginning of period           $12.86                $14.71            $27.71            $23.33           $18.32          $20.84
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

 Net investment
 income                        $0.04                 $0.02             $0.01             $0.15              $--           $0.04
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency               0.36                 (1.87)            (6.97)             6.19             6.62           (0.40)
--------------------------    ------                ------            ------            ------           ------          ------
Total from investment
operations                     $0.40                $(1.85)           $(6.96)            $6.34            $6.62          $(0.36)
--------------------------    ------                ------            ------            ------           ------          ------

LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS

 From net realized
 gain on investments
 and foreign currency
 transactions                    $--                   $--            $(5.74)           $(1.96)          $(1.61)         $(2.16)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net
 realized gain on
 investments and
 foreign currency
 transactions                     --                    --             (0.30)               --               --              --
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions
 declared to
 shareholders                    $--                   $--            $(6.04)           $(1.96)          $(1.61)         $(2.16)
--------------------------    ------                ------            ------            ------           ------          ------
Net asset value, end
of period                     $13.26                $12.86            $14.71            $27.71           $23.33          $18.32
--------------------------    ------                ------            ------            ------           ------          ------
Total return (%)                3.11++,*            (12.64)           (30.77)            27.56            38.55           (1.64)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                      1.43+                 1.32              1.27              1.20             1.23            1.24
-------------------------------------------------------------------------------------------------------------------------------
Net investment income           0.60+                 0.16              0.08              0.50             0.01            0.19
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                46                   130               112               182              146             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period
(000 Omitted)                 $5,069                $5,207            $6,085            $9,003           $7,272          $5,445
-------------------------------------------------------------------------------------------------------------------------------

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2003 would have been 2.57%.



See notes to financial statements.

                                                              PERIOD ENDED
                                                                  4/30/03*
                                                               (UNAUDITED)

CLASS R

Net asset value, beginning of period                                $12.68
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                              $0.07
--------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                    0.34
--------------------------------------------------------------------------
Total from investment operations                                     $0.41
--------------------------------------------------------------------------
Net asset value, end of period                                      $13.09
--------------------------------------------------------------------------
Total return (%)                                                      3.23++,(S)
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                            2.14+
--------------------------------------------------------------------------
Net investment income                                                 1.55+
--------------------------------------------------------------------------
Portfolio turnover                                                      46
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $152
--------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through April 30, 2003.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
(S) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended April 30, 2003 would have been 2.68%.


See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. All other securities (other than short-term obligations), in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $5,869 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $14,455 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, and wash sales.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                                   10/31/02           10/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                     $--          $66,381,566
--------------------------------------------------------------------------------
  Long-term capital gain                               --          127,106,160
--------------------------------------------------------------------------------
Total distributions declared                          $--         $193,487,726
--------------------------------------------------------------------------------

As of October 31, 2002, the components of accumulated losses on a tax basis were as follows:

  Capital loss carryforward                                  $(255,381,795)
  ------------------------------------------------------------------------
  Unrealized depreciation                                      (30,868,812)
  ------------------------------------------------------------------------
  Other temporary differences                                      (81,665)
  ------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009, ($159,427,826) and October 31, 2010 ($95,953,969).

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

  First $1 billion of average net assets                             0.90%
  ------------------------------------------------------------------------
  Average net assets in excess of $1 billion                         0.75%
  ------------------------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $11,411 as a result of the change in the fund's pension liability under this plan and a pension expense of $41,472 for inactive trustees for the six months ended April 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

  First $2 billion                                                 0.0175%
  ------------------------------------------------------------------------
  Next $2.5 billion                                                0.0130%
  ------------------------------------------------------------------------
  Next $2.5 billion                                                0.0005%
  ------------------------------------------------------------------------
  In excess of $7 billion                                          0.0000%
  ------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $10,005 for the six months ended April 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Distribution Fee                        0.10%      0.75%      0.75%      0.25%
--------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.50%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended April 30, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C

Service Fee Retained by MFD           $10,153       $797       $422
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS R

Total Distribution Plan                 0.25%      1.00%      1.00%      0.50%
--------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges
Imposed                                $5,660    $99,666       $810
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $185,068,657 and $208,487,863, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                            $406,536,975
  ----------------------------------------------------------------------
  Gross unrealized appreciation                              $60,440,335
  ----------------------------------------------------------------------
  Gross unrealized depreciation                              (18,473,204)
  ----------------------------------------------------------------------
  Net unrealized appreciation                                $41,967,131
  ----------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended                      Year ended
                                                   4/30/03                           10/31/02
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES
Shares sold                                4,671,244       $58,653,108       13,019,511      $191,833,148
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (5,076,402)      (63,591,954)     (10,207,370)     (145,997,777)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (405,158)      $(4,938,846)       2,812,141       $45,835,371
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                  547,823        $6,644,035        1,720,834       $24,570,507
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,311,242)      (27,935,032)      (9,759,345)     (140,565,452)
----------------------------------------------------------------------------------------------------------
Net decrease                              (1,763,419)     $(21,290,997)      (8,038,511)    $(115,994,945)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                   92,447        $1,117,052          444,190        $6,428,494
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (324,144)       (3,855,317)      (1,612,991)      (22,918,492)
----------------------------------------------------------------------------------------------------------
Net decrease                                (231,697)      $(2,738,265)      (1,168,801)     $(16,489,998)
----------------------------------------------------------------------------------------------------------


CLASS I SHARES
Shares sold                                   34,796          $441,681           70,251        $1,029,348
------------------------------------------------------------------------------------------------------------
Shares reacquired                            (57,453)         (727,616)         (78,856)       (1,096,134)
------------------------------------------------------------------------------------------------------------
Net decrease                                 (22,657)        $(285,935)          (8,605)         $(66,786)
------------------------------------------------------------------------------------------------------------

                                                Period ended
                                                  4/30/03*
                                          SHARES            AMOUNT

CLASS R SHARES
Shares sold                                  28,010          $324,225
---------------------------------------------------------------------
Shares reacquired                           (16,396)         (191,571)
---------------------------------------------------------------------
Net increase                                 11,614          $132,654
---------------------------------------------------------------------

* For the period from the commencement of Class R shares, December 31, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $1,292 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no borrowings during the period.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                  Trustee
Massachusetts Financial Services          Private investor; Rockefeller
Company, Chairman                         Financial Services, Inc. (investment
                                          advisers), Chairman and
                                          Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                     LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services          Trustee
Company,                                  Hemenway & Barnes (attorneys),
Chief Executive Officer and Director      Partner

KEVIN R. PARKE(2) (born 12/14/59)         WILLIAM J. POORVU (born 04/10/35)
Trustee                                   Trustee
Massachusetts Financial Services          Private investor; Harvard University
Company,                                  Graduate School of Business
President, Chief Investment Officer, and  Administration, Class of 1961
Director                                  Adjunct Professor in
                                          Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                      CBL & Associates Properties, Inc.
                                          (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37)    Director
Trustee
Brigham and Women's Hospital, Chief of    J. DALE SHERRATT (born 09/23/38)
Cardiac Surgery; Harvard Medical School,  Trustee
Professor of Surgery                      Insight Resources, Inc. (acquisition
                                          planning specialists), President;
WILLIAM R. GUTOW (born 09/27/41)          Wellfleet Investments (investor in
Trustee                                   health care companies), Managing
Private investor and real estate          General Partner (since 1993);
consultant;                               Cambridge Nutraceuticals
Capitol Entertainment Management Company  (professional nutritional products),
(video franchise), Vice Chairman          Chief Executive Officer (until May
                                          2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                   ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation     Trustee
(energy related services), Director;      Independent health care industry
Eastern Enterprises (diversified          consultant
services company), Chairman, Trustee and
Chief Executive Officer (until November   WARD SMITH (born 09/13/30)
2000)                                     Trustee
                                          Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


OFFICERS

JEFFREY L. SHAMES (born 06/02/55)         ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                  Assistant Treasurer
Massachusetts Financial Services          Massachusetts Financial Services
Company, Chairman                         Company, Vice President (since
                                          August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)            Senior Vice President (prior to
Trustee and President                     August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and      RICHARD M. HISEY (born 08/29/58)
Director                                  Treasurer
                                          Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59)   Company, Senior Vice President
Assistant Secretary and Assistant Clerk   (since July 2002); The Bank of New
Massachusetts Financial Services          York, Senior Vice President
Company, Senior Vice President and        (September 2000 to July 2002);
Associate General Counsel                 Lexington Global Asset Managers,
                                          Inc., Executive Vice President and
STEPHEN E. CAVAN (born 11/06/53)          Chief Financial Officer,
Secretary and Clerk                       General Manager, Mutual Funds (prior
Massachusetts Financial Services          to September 2000)
Company, Senior Vice President, General
Counsel and Secretary
                                          ELLEN MOYNIHAN (born 11/13/57)
STEPHANIE A. DESISTO (born 10/01/53)      Assistant Treasurer
Assistant Treasurer                       Massachusetts Financial Services
Massachusetts Financial Services          Company,
Company, Vice President (since April      Vice President
2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to   JAMES O. YOST (born 06/12/60)
April 2003); ING Groep N.V./Aeltus        Assistant Treasurer
Investment Management, Senior Vice        Massachusetts Financial Services
President (prior to November 2002)        Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt, and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera, and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------

INVESTMENT ADVISER                        PORTFOLIO MANAGERS
Massachusetts Financial Services Company  John E. Lathrop(1)
500 Boylston Street, Boston, MA           Nicholas D. Smithie(1)
02116-3741
                                          CUSTODIANS
DISTRIBUTOR                               State Street Bank and Trust Company
MFS Fund Distributors, Inc.               225 Franklin Street, Boston, MA
500 Boylston Street, Boston, MA           02110
02116-3741
                                          JP Morgan Chase Bank
DIRECTOR OF GLOBAL EQUITY RESEARCH        One Chase Manhattan Plaza
David A. Antonelli(1)                     New York, NY 10081




(1)MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)
            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES
            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES
            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS
            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES
            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances exchanges or        (1-800-637-8255)      24 hours a day, 365 days a
stock and bond outlooks      touch-tone required   year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              WGF-SEM-6/03  73M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 4/30/03

MFS(R) STRATEGIC INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) STRATEGIC INCOME FUND

The fund seeks high current income by investing in fixed-income securities. Its secondary objective seeks to provide significant capital appreciation.


TABLE OF CONTENTS
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                7
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
------------------------------------------------------
FINANCIAL STATEMENTS                              27
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     39
------------------------------------------------------
TRUSTEES AND OFFICERS                             49
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      51
------------------------------------------------------
CONTACT INFORMATION                               52
------------------------------------------------------
ASSET ALLOCATION                                  53



--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------


Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,


/s/ Jeffrey L. Shames
Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003


The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o    global asset management expertise across all asset classes

o    time-tested money management process for pursuing consistent results

o    full spectrum of investment products backed by MFS Original Research(R)

o    resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o    analyzing financial statements and balance sheets

o    talking extensively with companies' customers and competitors

o    developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT
This is our most diversified fixed-income fund as we actively manage its asset mix across four broad sectors: U.S. government debt, high-grade debt, high-yield debt, and international debt.

The period was unique in that both interest rate-sensitive and credit- sensitive bonds experienced strong positive performance as investors showed renewed interest in fixed-income securities. The period was marked by near- record inflows into the high-yield sector, coupled with only a modest supply of new high-yield issues. The result of this was a compression of spreads and a significant appreciation in high-yield bond prices so that the high-yield market outperformed other domestic fixed-income sectors.

High-grade corporate bonds also benefited from solid market conditions, but not to the extent seen in the high-yield market. U.S. government bonds, meanwhile, posted positive results but lagged most other fixed-income asset classes as deflation concerns pushed U.S. Treasury yields to near 45-year lows. Foreign government bonds benefited from falling interest rates and a weaker U.S. dollar as many economies abroad struggled with lackluster growth. Emerging-market bonds were among the top performers, as attractive yields combined with prudent monetary and fiscal policies increased demand for them.

CONTRIBUTORS TO PERFORMANCE
The fund benefited from its exposure to high-yield debt, which we increased during the period. In particular, a number of high-yield media companies, such as Paxson Communications and Charter Communications, contributed to the fund's performance. We funded the purchase of additional high-yield bonds by selling U.S. government debt. The fund benefited from this asset shift as U.S. government bonds proved to be the lowest performing sector of the fixed-income market during the period.

On the international side, the fund benefited from its exposure to debt issued by the Brazilian government as uncertainty surrounding newly elected political leadership there subsided. We also increased our exposure to foreign government bonds on an unhedged basis during the period. As the dollar has weakened, this increased exposure has provided positive contributions to the fund's performance.

DETRACTORS FROM PERFORMANCE
Although our allocation in the high-yield sector benefited absolute performance, the fund would have performed better relative to its peers if it had had greater exposure in this sector. In general, peer funds with the greatest exposure to the high-yield sector had the best performance during the period.

The fund had relatively low exposure to the volatile distressed segments of the corporate debt market, and these lowest rated corporate bonds posted the best returns during the period due in part to the strong market technicals. In essence, the fund did not perform as well as some of our peers because we took less credit risk.

Credit concerns also helped detract from performance. For example, the fund had exposure to debt issued by Fleming Companies, Inc. Fleming is one of the nation's largest food wholesalers but defaulted on its debt during the period after suffering from allegations of accounting improprieties.

A DIVERSIFIED PORTFOLIO
During the past six months, fixed-income securities overall around the globe posted solid performance while our experienced team of investment professionals has continued to diligently review securities in each of the four major fixed-income sectors. Our goal is to provide shareholders with a diversified portfolio that takes advantage of relative value opportunities between these sectors.


/s/ Bernard Scozzafava
Bernard Scozzafava
Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

Cumulative without sales charge

                   Class
    Share        inception
    class           date         6-mo      1-yr      3-yr      5-yr     10-yr

      A           10/29/87        9.16%    11.56%    17.65%    20.67%   86.50%
------------------------------------------------------------------------------
      B            9/7/93         8.72%    10.95%    15.35%    16.83%   74.75%
------------------------------------------------------------------------------
      C            9/1/94         8.91%    10.98%    15.41%    16.90%   76.44%
------------------------------------------------------------------------------
      I            1/8/97         9.33%    11.93%    18.89%    22.82%   90.37%


Average annual without sales charge

      A                           --       11.56%     5.57%     3.83%    6.43%
------------------------------------------------------------------------------
      B                           --       10.95%     4.87%     3.16%    5.74%
------------------------------------------------------------------------------
      C                           --       10.98%     4.89%     3.17%    5.84%
------------------------------------------------------------------------------
      I                           --       11.93%     5.94%     4.20%    6.65%


Average annual with sales charge

      A                           --        6.26%     3.87%     2.82%    5.91%
------------------------------------------------------------------------------
      B                           --        6.95%     4.01%     2.88%    5.74%
------------------------------------------------------------------------------
      C                           --        9.98%     4.89%     3.17%    5.84%

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.


Average Annual

Comparative benchmarks           6-mo      1-yr      3-yr      5-yr     10-yr

Average multisector
income fund+                     11.89%    11.56%     6.30%     3.83%    5.75%
------------------------------------------------------------------------------
J.P. Morgan Emerging Market
Bond Index Global#               19.43%    19.31%    12.21%     8.96%       --
------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                       4.31%    10.47%    10.21%     7.58%    7.24%
------------------------------------------------------------------------------
Lehman Brothers High Yield
Bond Index#                      22.95%    11.82%     3.23%     1.29%    6.17%
------------------------------------------------------------------------------
Lehman Brothers Government/
Credit Index#                     5.52%    12.43%    10.65%     7.77%    7.33%
------------------------------------------------------------------------------
Salomon Brothers World
Government Bond Index#            9.73%    22.35%     8.98%     6.22%    6.31%
------------------------------------------------------------------------------
Salomon Brothers World
Government Bond Non-Dollar
Hedged Index#                     3.23%     8.04%     7.12%     6.93%    8.45%


 Periods less than one year are actual, not annualized.
+Source: Lipper Inc., an independent firm that reports mutual fund performance. #Source: Standard & Poor's Micropal, Inc.


INDEX DEFINITIONS

J.P. MORGAN EMERGING MARKET BOND INDEX GLOBAL (EMBI GLOBAL) - Tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

LEHMAN BROTHERS AGGREGATE BOND INDEX - A measure of the U.S. bond market.

LEHMAN BROTHERS HIGH YIELD BOND INDEX - Measures the performance of the high-yield bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - Measures the performance of all debt obligations of the U.S. Treasury, U.S. Government agencies, and all investment-grade domestic corporate debt.

SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX - A measure of government bond markets around the world.

SALOMON BROTHERS WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - A measure of goverment bond markets around the world.

NOTE TO SHAREHOLDERS:
Effective 4/30/03, the fund is replacing the Lehman Brothers Government Credit Index with the Lehman Brothers Aggregate Bond Index, and is replacing the Salomon Brothers World Government Bond Index with the Salomon Brothers World Government Bond Non-Dollar Hedged Index.

The Lehman Brothers Aggregate Bond Index includes mortgage-backed securities, an asset class which the fund may invest in. The Salomon Brothers World Government Bond Non-Dollar Hedged Index excludes U.S. government bonds (which are included within the Lehman Indexes), and reflects hedging non-dollar currency exposure into U.S. dollars.

The fund believes these changes are more appropriate to its strategies. For comparison, returns for the Lehman Brothers Government Credit Index and Salomon Brothers World Government Bond Index will continue to be shown for one year.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

From time to time, a portion of the fund's distributions may include a return of capital for shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce a shareholder's tax basis in his or her shares and, to the extent the distribution exceeds a shareholder's adjusted tax basis, will be treated as a gain to the shareholder from a sale of shares.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited ) 4/30/03
------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.9%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Bonds - 66.5%
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.0%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                             $1,000           $1,040,000
----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8s, 2008                                        1,250            1,431,250
----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009##                                      1,100            1,259,500
----------------------------------------------------------------------------------------------------
Directv Holdings LLC, 8.375s, 2013##                                      495              554,400
----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                        1,930            2,081,987
----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                  280              263,200
----------------------------------------------------------------------------------------------------
LIN Televison Corp., 8.375s, 2008                                         700              733,250
----------------------------------------------------------------------------------------------------
Panamsat Corp., 8.5s, 2012                                              1,670            1,807,775
----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s, 2009                   1,645            1,381,800
----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                           1,000            1,100,000
----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                        1,550            1,639,125
----------------------------------------------------------------------------------------------------
Xm Satellite Radio, Inc., 14s, 2009                                       305              215,025
----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                    2,000            2,142,500
----------------------------------------------------------------------------------------------------
                                                                                       $15,649,812
----------------------------------------------------------------------------------------------------
Aerospace - 1.0%
----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 8.625s, 2007                                            $690             $607,200
----------------------------------------------------------------------------------------------------
Bae Systems Holding, 6.4s, 2011##                                       1,321            1,393,247
----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008##                                              885              946,950
----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                     1,000            1,042,500
----------------------------------------------------------------------------------------------------
                                                                                        $3,989,897
----------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 6.545s, 2019              $871             $757,135
----------------------------------------------------------------------------------------------------

Apparel & Textiles
----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008                                    $360              $66,600
----------------------------------------------------------------------------------------------------

Automotive - 2.4%
----------------------------------------------------------------------------------------------------
Collins & Aikman Co., 10.75s, 2011                                     $1,154           $1,182,850
----------------------------------------------------------------------------------------------------
DaimlerChrysler AG, 7.45s, 2097                                           896              956,092
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.5s, 2005                                       1,517            1,586,758
----------------------------------------------------------------------------------------------------
GMAC, 7s, 2012                                                          1,836            1,881,140
----------------------------------------------------------------------------------------------------
GMAC, 8s, 2031                                                            936              974,879
----------------------------------------------------------------------------------------------------
Navistar International Corp., 9.375s, 2006                              1,000            1,067,500
----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, 9.375s, 2013##                              1,295            1,414,788
----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition, 11s, 2013##                                   555              607,725
----------------------------------------------------------------------------------------------------
                                                                                        $9,671,732
----------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 4.1%
----------------------------------------------------------------------------------------------------
Abbey National Capital, 8.963s, 2049                                   $1,464           $1,961,095
----------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4s, 2011                                       1,690            2,028,826
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston, 4.625s, 2008                                  515              536,713
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston, 6.125s, 2011                                  617              670,014
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston, 6.5s, 2012                                  1,496            1,666,469
----------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44s, 2049##                                     3,427            4,064,388
----------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25s, 2008                                1,061            1,073,223
----------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049##                                     625              695,531
----------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.2s, 2049##                         2,709            3,395,569
----------------------------------------------------------------------------------------------------
                                                                                       $16,091,828
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.4%
----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                          $2,300           $1,512,250
----------------------------------------------------------------------------------------------------
Comcast Corp., 6.5s, 2015                                               1,539            1,671,962
----------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5s, 2013                               1,628            1,921,916
----------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125s, 2012                                  1,679            1,960,501
----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                        2,319            2,458,140
----------------------------------------------------------------------------------------------------
Jones Intercable, Inc., 8.875s, 2007                                      500              536,637
----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC & Media, 11s, 2013                               1,850            2,104,375
----------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5s, 2013                                                  340              365,500
----------------------------------------------------------------------------------------------------
Tele Communications, Inc., 9.8s, 2012                                     791            1,020,540
----------------------------------------------------------------------------------------------------
                                                                                       $13,551,821
----------------------------------------------------------------------------------------------------
Building - 2.0%
----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                  $1,690           $1,825,200
----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                           1,000            1,050,000
----------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95s, 2012                                            752              854,150
----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                               1,800            1,856,250
----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                                135              139,725
----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                   2,000            1,990,000
----------------------------------------------------------------------------------------------------
                                                                                        $7,715,325
----------------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                        $650             $708,500
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                        1,250            1,343,750
----------------------------------------------------------------------------------------------------
                                                                                        $2,052,250
----------------------------------------------------------------------------------------------------
Chemicals - 0.9%
----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                   $1,375           $1,416,250
----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012                                    1,000            1,102,500
----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625s, 2007                                       530              545,900
----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                      325              351,000
----------------------------------------------------------------------------------------------------
                                                                                        $3,415,650
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                            $240             $236,400
----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                             660              623,700
----------------------------------------------------------------------------------------------------
Sealy Mattress, 9.875s, 2007##                                            700              721,000
----------------------------------------------------------------------------------------------------
                                                                                        $1,581,100
----------------------------------------------------------------------------------------------------
Containers - 1.6%
----------------------------------------------------------------------------------------------------
Ball Corp., 8.25s, 2008                                                $2,250           $2,362,500
----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.875s, 2009                              390              418,275
----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.25s, 2013##                           1,460            1,503,800
----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                   900              832,500
----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                         1,000            1,040,000
----------------------------------------------------------------------------------------------------
                                                                                        $6,157,075
----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 7.4%
----------------------------------------------------------------------------------------------------
Anthracite CDO I Ltd., 6s, 2037##                                      $1,200             $875,109
----------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6s, 2012                  3,640            3,490,735
----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                       2,000            1,681,149
----------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.5s, 2005 (Interest Only)              58,000              952,140
----------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8s, 2003+                                1,064            1,015,040
----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.408s, 2023##                              7,174            1,088,361
----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.198s, 2023                                5,147              984,323
----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank, 7.2s, 2028
(Interest Only)                                                        59,843            1,611,708
----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                    3,500            3,071,250
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86s, 2010                             1,680            1,670,624
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.642s, 2039                            4,000            3,858,608
----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                            2,500            2,393,955
----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                     3,000            2,671,230
----------------------------------------------------------------------------------------------------
Residential Accredit Loans Inc., 7.75s, 2027                            2,083            2,105,463
----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032##                    1,366            1,509,243
----------------------------------------------------------------------------------------------------
                                                                                       $28,978,938
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 7.625s, 2012                                 $1,045           $1,152,113
----------------------------------------------------------------------------------------------------

Energy - Independent - 0.7%
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                $1,875           $2,025,000
----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375s, 2007                                          639              661,251
----------------------------------------------------------------------------------------------------
                                                                                        $2,686,251
----------------------------------------------------------------------------------------------------
Entertainment - 2.2%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                    $1,200           $1,254,000
----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.7s, 2025                                   360              406,766
----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.55s, 2033##                                367              372,764
----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                       1,735            1,908,500
----------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.95s, 2028                                            941              965,862
----------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.375s, 2013                         1,963            2,274,833
----------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75s, 2006                                            1,468            1,610,183
----------------------------------------------------------------------------------------------------
                                                                                        $8,792,908
----------------------------------------------------------------------------------------------------
Food & Beverage Products - 0.9%
----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012##                      $2,515           $2,515,000
----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                       1,000            1,140,000
----------------------------------------------------------------------------------------------------
                                                                                        $3,655,000
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8.5s, 2005                                      $610             $600,850
----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8s, 2010                                    1,270            1,168,400
----------------------------------------------------------------------------------------------------
Cascades, Inc., 7.25s, 2013##                                           1,345            1,418,975
----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013##                                     420              462,000
----------------------------------------------------------------------------------------------------
Meadwestvaco Corp., 6.8s, 2032                                          1,859            1,967,311
----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875s, 2008                              165              170,362
----------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75s, 2012                                           1,047            1,172,909
----------------------------------------------------------------------------------------------------
                                                                                        $6,960,807
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.2%
----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                              $1,150           $1,201,750
----------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.5s, 2009                                  930              999,750
----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45s, 2008                                       1,875            1,921,875
----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.5s, 2007                                        1,400            1,372,000
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                          1,035            1,130,738
----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                            1,020            1,101,600
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012                                 1,900            1,987,875
----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                       525              563,062
----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.875s, 2008                                     1,000            1,052,500
----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                   1,040            1,141,400
----------------------------------------------------------------------------------------------------
                                                                                       $12,472,550
----------------------------------------------------------------------------------------------------
Home Construction - 0.5%
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8s, 2009                                            $1,915           $2,077,775
----------------------------------------------------------------------------------------------------

Industrial - 0.1%
----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 12.5s, 2008                                 $2,000                 $200
----------------------------------------------------------------------------------------------------
Timken Co., 5.75s, 2010                                                   332              338,354
----------------------------------------------------------------------------------------------------
                                                                                          $338,554
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.8%
----------------------------------------------------------------------------------------------------
Safeco Corp., 4.2s, 2008                                               $1,356           $1,368,094
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 5s, 2013##                           1,604            1,633,432
----------------------------------------------------------------------------------------------------
                                                                                        $3,001,526
----------------------------------------------------------------------------------------------------
Machinery - 1.2%
----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                 $1,750           $1,907,419
----------------------------------------------------------------------------------------------------
Terex Corp., 8.875s, 2008                                                 695              722,800
----------------------------------------------------------------------------------------------------
Terex Corp., 9.25s, 2011                                                  995            1,064,650
----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                                795              882,450
----------------------------------------------------------------------------------------------------
                                                                                        $4,577,319
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------
Manitowoc Inc., 10.5s, 2012                                              $865             $942,850
----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 10.75s, 2008                        1,150            1,242,000
----------------------------------------------------------------------------------------------------
                                                                                        $2,184,850
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.5%
----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                  $1,100           $1,034,000
----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                       940            1,010,500
----------------------------------------------------------------------------------------------------
                                                                                        $2,044,500
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625s, 2008                                    $927             $973,350
----------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875s, 2013##                                      245              254,800
----------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                           344              388,307
----------------------------------------------------------------------------------------------------
                                                                                        $1,616,457
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.7%
----------------------------------------------------------------------------------------------------
Amerigas Partners, 8.875s, 2011                                          $610             $658,800
----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010##                                          300              331,500
----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875s, 2011                                     1,100              935,000
----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.3s, 2033                               1,789            2,089,189
----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010##                                1,050            1,160,250
----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                       1,500            1,417,500
----------------------------------------------------------------------------------------------------
                                                                                        $6,592,239
----------------------------------------------------------------------------------------------------
Oils - 0.6%
----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875s, 2012                                        $952           $1,059,274
----------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25s, 2013##                                         1,126            1,173,855
----------------------------------------------------------------------------------------------------
                                                                                        $2,233,129
----------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                            $1,900           $2,030,625
----------------------------------------------------------------------------------------------------

Printing & Publishing - 1.0%
----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011##                        $1,150           $1,244,875
----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010##                      525              561,750
----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25s, 2011##                                       675              717,187
----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875s, 2013##                                      430              464,400
----------------------------------------------------------------------------------------------------
Mail Well Corp., 9.625s, 2012                                             800              812,000
----------------------------------------------------------------------------------------------------
                                                                                        $3,800,212
----------------------------------------------------------------------------------------------------
Real Estate - 1.2%
----------------------------------------------------------------------------------------------------
Equity Office Partnership, 5.875s, 2013                                $1,509           $1,594,912
----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                              974            1,048,584
----------------------------------------------------------------------------------------------------
Vornado Reality Trust, 5.625s, 2007                                     1,965            2,023,235
----------------------------------------------------------------------------------------------------
                                                                                        $4,666,731
----------------------------------------------------------------------------------------------------
Steel - 0.3%
----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.75s, 2012                                            $1,150           $1,004,813
----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004                                                515              159,650
----------------------------------------------------------------------------------------------------
                                                                                        $1,164,463
----------------------------------------------------------------------------------------------------
Stores - 0.8%
----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                    $560             $504,000
----------------------------------------------------------------------------------------------------
JC Penney Corp., Inc., 8s, 2010                                           497              528,063
----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011##                                            1,230            1,309,950
----------------------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 7s, 2032                                  980            1,000,859
----------------------------------------------------------------------------------------------------
                                                                                        $3,342,872
----------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010                                        $1,205             $171,713
----------------------------------------------------------------------------------------------------
Roundys, Inc., 8.875s, 2012                                             1,125            1,158,750
----------------------------------------------------------------------------------------------------
                                                                                        $1,330,463
----------------------------------------------------------------------------------------------------
Supranational - 0.5%
----------------------------------------------------------------------------------------------------
Andina De Fomento Corp., 6.875s, 2012                                  $1,921           $2,047,267
----------------------------------------------------------------------------------------------------

Technology - 0.7%
----------------------------------------------------------------------------------------------------
Unisystem Corp., 8.125s, 2006                                          $1,100           $1,177,000
----------------------------------------------------------------------------------------------------
Unisystem Corp., 7.875s, 2008                                           1,700            1,772,250
----------------------------------------------------------------------------------------------------
                                                                                        $2,949,250
----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.8%
----------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5s, 2006                                  $836             $968,514
----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                     1,100            1,221,000
----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                      1,043              964,775
----------------------------------------------------------------------------------------------------
                                                                                        $3,154,289
----------------------------------------------------------------------------------------------------
Tobacco - 0.1%
----------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 6.8s, 2003                                     $413             $415,081
----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 5.5%
----------------------------------------------------------------------------------------------------
FNMA, 6s, 2016                                                         $3,023           $3,168,615
----------------------------------------------------------------------------------------------------
FNMA, 6s, 2017                                                          2,834            2,970,932
----------------------------------------------------------------------------------------------------
FNMA, 6.5s, 2031                                                        9,389            9,810,146
----------------------------------------------------------------------------------------------------
FNMA, 5.5s, 2032                                                        5,696            5,812,374
----------------------------------------------------------------------------------------------------
                                                                                       $21,762,067
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.1%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375s, 2031                                      $1,377           $1,502,544
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                           6,421            6,509,038
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                       1,038            1,130,099
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2010                                        3,266            3,765,614
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2012                                           2,157            2,317,109
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875s, 2013                                       4,750            4,756,308
----------------------------------------------------------------------------------------------------
                                                                                       $19,980,712
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.8%
----------------------------------------------------------------------------------------------------
AES Corp., 8.875s, 2011                                                $1,200           $1,146,000
----------------------------------------------------------------------------------------------------
Firstenergy Corp., 5.5s, 2006                                           1,634            1,726,653
----------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Co., 5.875s, 2012                           2,490            2,602,374
----------------------------------------------------------------------------------------------------
Midland Funding Corp., "B", 13.25s, 2006                                1,500            1,691,250
----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 8.77s, 2018                                 3,735            3,890,129
----------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.85s, 2008                                      1,752            1,918,538
----------------------------------------------------------------------------------------------------
Pseg Energy Holdings LLC, 7.75s, 2007##                                   553              579,268
----------------------------------------------------------------------------------------------------
Pseg Power LLC, 7.75s, 2011                                             1,291            1,530,861
----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                 2,725            2,902,125
----------------------------------------------------------------------------------------------------
Waterford 3 Funding Entergy Corp., 8.09s, 2017                            609              655,311
----------------------------------------------------------------------------------------------------
                                                                                       $18,642,509
----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.7%
----------------------------------------------------------------------------------------------------
Verizon New York Inc., 6.875s, 2012                                    $2,411           $2,777,879
----------------------------------------------------------------------------------------------------

Wireless Communication - 0.8%
----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75s, 2031                                $375             $466,963
----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.75s, 2008                         1,000              835,000
----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                         775              674,250
----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 11s, 2008                                               375              375,937
----------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375s, 2006                                864              931,063
----------------------------------------------------------------------------------------------------
                                                                                        $3,283,213
----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                      $261,412,774
----------------------------------------------------------------------------------------------------

Foreign Bonds - 28.4%
----------------------------------------------------------------------------------------------------
Australia - 0.4%
----------------------------------------------------------------------------------------------------
Government of Australia, 5.75s, 2011                                  AUD 994             $643,779
----------------------------------------------------------------------------------------------------
Government of Australia, 6.25s, 2015                                    1,530            1,020,487
----------------------------------------------------------------------------------------------------
                                                                                        $1,664,266
----------------------------------------------------------------------------------------------------
Austria - 1.4%
----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                     EUR 3,347           $4,094,492
----------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                           1,050            1,257,135
----------------------------------------------------------------------------------------------------
                                                                                        $5,351,627
----------------------------------------------------------------------------------------------------
Belgium - 0.5%
----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                       EUR 572             $647,741
----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                            1,055            1,262,414
----------------------------------------------------------------------------------------------------
                                                                                        $1,910,155
----------------------------------------------------------------------------------------------------
Brazil - 1.3%
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125s, 2006                                 $909             $852,023
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.188s, 2009                                1,139              945,614
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                    1,406            1,230,486
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                2,307            1,730,250
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.125s, 2027                                 400              326,160
----------------------------------------------------------------------------------------------------
                                                                                        $5,084,533
----------------------------------------------------------------------------------------------------
Bulgaria - 0.2%
----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                      $673             $757,125
----------------------------------------------------------------------------------------------------

Canada - 2.0%
----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.55s, 2010 (Forest & Paper
Products)                                                                $995           $1,125,976
----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.85s, 2030 (Forest & Paper
Products)                                                                 791              876,531
----------------------------------------------------------------------------------------------------
Government of Canada, 5.75s, 2006                                   CAD 1,212              890,860
----------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2009                                        1,355              991,820
----------------------------------------------------------------------------------------------------
Government of Canada, 5.25s, 2012                                       1,645            1,174,164
----------------------------------------------------------------------------------------------------
Government of Canada, 8s, 2023                                          1,889            1,731,476
----------------------------------------------------------------------------------------------------
Tembec Inds., Inc., 7.75s, 2012 (Forest & Paper Products)              $1,000            1,015,000
----------------------------------------------------------------------------------------------------
                                                                                        $7,805,827
----------------------------------------------------------------------------------------------------
Colombia - 0.4%
----------------------------------------------------------------------------------------------------
Republic of Columbia, 9.75s, 2009                                        $688             $756,800
----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                        660              759,000
----------------------------------------------------------------------------------------------------
                                                                                        $1,515,800
----------------------------------------------------------------------------------------------------
Denmark - 1.5%
----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                       DKK 25,504           $4,412,073
----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                            3,726              630,035
----------------------------------------------------------------------------------------------------
Nordea Kredit, 5s, 2035                                                 4,467              647,686
----------------------------------------------------------------------------------------------------
                                                                                        $5,689,794
----------------------------------------------------------------------------------------------------
Dominican Republic - 0.4%
----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006##                                         $654             $691,605
----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013##                                       1,014            1,020,337
----------------------------------------------------------------------------------------------------
                                                                                        $1,711,942
----------------------------------------------------------------------------------------------------
Finland - 1.3%
----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                   EUR 4,159           $5,120,327
----------------------------------------------------------------------------------------------------

France - 2.1%
----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5s, 2011 (Containers)##                $1,435           $1,528,275
----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.25s, 2011 (Containers)##             EUR 355              412,729
----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875s, 2013
(Containers)##                                                           $555              598,012
----------------------------------------------------------------------------------------------------
France Telecom SA, 10s, 2031 (Telecom - Wireline)                       1,490            1,981,873
----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                     EUR 1,083            1,284,296
----------------------------------------------------------------------------------------------------
Republic of France, 3s, 2009                                              827              984,035
----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2012                                         1,159            1,362,114
----------------------------------------------------------------------------------------------------
                                                                                        $8,151,334
----------------------------------------------------------------------------------------------------
Germany - 0.9%
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                             EUR 3,130           $3,673,126
----------------------------------------------------------------------------------------------------

Greece - 0.6%
----------------------------------------------------------------------------------------------------
Fage Dairy Industries S.A., 9s, 2007 (Food & Beverage
Products)                                                              $2,300           $2,233,875
----------------------------------------------------------------------------------------------------
Republic of Greece, 6.5s, 2014                                        EUR 233              307,954
----------------------------------------------------------------------------------------------------
                                                                                        $2,541,829
----------------------------------------------------------------------------------------------------
Ireland - 1.5%
----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)##                                                              $660             $716,100
----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                    EUR 2,430            2,834,761
----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                           2,037            2,435,198
----------------------------------------------------------------------------------------------------
                                                                                        $5,986,059
----------------------------------------------------------------------------------------------------
Italy - 0.6%
----------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                       EUR 1,592           $1,874,020
----------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                            531              620,555
----------------------------------------------------------------------------------------------------
                                                                                        $2,494,575
----------------------------------------------------------------------------------------------------
Kazakhstan - 0.4%
----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 10.125s, 2007 (Banks &
Credit Cos.)+                                                            $130             $141,960
----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 10.125s, 2007 (Banks &
Credit Cos.)##                                                            123              134,839
----------------------------------------------------------------------------------------------------
Kazkommerts International BV, 8.5s, 2013 (Banks &
Credit Cos.)##                                                            650              644,312
----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                              750              787,500
----------------------------------------------------------------------------------------------------
                                                                                        $1,708,611
----------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 7s, 2028 (Conglomerates)                $1,300           $1,222,000
----------------------------------------------------------------------------------------------------

Malaysia - 0.5%
----------------------------------------------------------------------------------------------------
Petroliam Nasional, 7.75s, 2015 (Oil)                                    $714             $822,885
----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                    1,020            1,123,330
----------------------------------------------------------------------------------------------------
                                                                                        $1,946,215
----------------------------------------------------------------------------------------------------
Mexico - 1.8%
----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                     $1,325           $1,510,500
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V., 8.5s, 2032 (Broadcast &
Cable TV)                                                                 872              872,000
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022
(Finance)                                                               1,027            1,139,970
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Oil)##                  596              661,560
----------------------------------------------------------------------------------------------------
United Mexican States, 11.375s, 2016                                      300              429,000
----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                        59               66,582
----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                      1,508            2,185,819
----------------------------------------------------------------------------------------------------
                                                                                        $6,865,431
----------------------------------------------------------------------------------------------------
Netherlands - 1.4%
----------------------------------------------------------------------------------------------------
Deutsche Telekom Intl Fin BV, 8.75s, 2030 (Telecom -
Wireline)                                                                $973           $1,202,399
----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75s, 2009                                   EUR 500              564,646
----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5s, 2012                                        3,058            3,666,726
----------------------------------------------------------------------------------------------------
                                                                                        $5,433,771
----------------------------------------------------------------------------------------------------
New Zealand - 1.0%
----------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                 NZD 4,645           $2,773,487
----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                   2,296            1,340,998
----------------------------------------------------------------------------------------------------
                                                                                        $4,114,485
----------------------------------------------------------------------------------------------------
Norway - 0.5%
----------------------------------------------------------------------------------------------------
Kingdom of Norway, 5.5s, 2009                                       NOK 4,834             $707,296
----------------------------------------------------------------------------------------------------
Union Bank of Norway, 7.35s, 2049 (Banks & Credit Cos.)##              $1,400            1,412,362
----------------------------------------------------------------------------------------------------
                                                                                        $2,119,658
----------------------------------------------------------------------------------------------------
Panama - 0.4%
----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                         $166             $179,280
----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                        1,201            1,336,113
----------------------------------------------------------------------------------------------------
                                                                                        $1,515,393
----------------------------------------------------------------------------------------------------
Poland - 0.3%
----------------------------------------------------------------------------------------------------
PTC International Finance B.V., 10.75s, 2007 (Wireless
Communications)                                                          $219             $229,950
----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009 (Wireless
Communications)                                                           729              812,835
----------------------------------------------------------------------------------------------------
                                                                                        $1,042,785
----------------------------------------------------------------------------------------------------
Qatar - 0.3%
----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                              $808           $1,061,308
----------------------------------------------------------------------------------------------------

Russia - 1.9%
----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                $800             $852,000
----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin SA, 9.75s, 2008 (Wireless
Communications)##                                                       1,621            1,726,365
----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2008                                            1,641            1,444,080
----------------------------------------------------------------------------------------------------
Russian Federation, 12.75s, 2028                                          537              829,665
----------------------------------------------------------------------------------------------------
Russian Federation, 5s, 2030                                              673              605,700
----------------------------------------------------------------------------------------------------
Russian Federation, 5s, 2030##                                          1,080              975,909
----------------------------------------------------------------------------------------------------
Vimplecom, 10.45s, 2005 (Wireless Communications)##                     1,077            1,147,005
----------------------------------------------------------------------------------------------------
                                                                                        $7,580,724
----------------------------------------------------------------------------------------------------
Singapore - 0.9%
----------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657s, 2049 (Banks &
Credit Cos.)##                                                         $1,654           $1,884,063
----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875s, 2010
(Electronics)                                                           1,420            1,590,400
----------------------------------------------------------------------------------------------------
                                                                                        $3,474,463
----------------------------------------------------------------------------------------------------
Spain - 1.3%
----------------------------------------------------------------------------------------------------
Kingdom of Spain, 6s, 2008                                          EUR 3,156           $3,937,924
----------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.5s, 2017                                              866            1,071,799
----------------------------------------------------------------------------------------------------
                                                                                        $5,009,723
----------------------------------------------------------------------------------------------------
Sweden - 0.6%
----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 8s, 2007                                         SEK 3,315             $468,564
----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 5.25s, 2011                                          6,410              820,284
----------------------------------------------------------------------------------------------------
Kingdom of Sweden, 5.5s, 2012                                           6,935              899,605
----------------------------------------------------------------------------------------------------
                                                                                        $2,188,453
----------------------------------------------------------------------------------------------------
United Kingdom - 1.7%
----------------------------------------------------------------------------------------------------
Bank of Ireland UK Holdings, 6s, 2049 (Banks &
Credit Cos.)                                                          EUR 635             $817,157
----------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit Cos.)##                 $1,601            2,008,045
----------------------------------------------------------------------------------------------------
Jazztel, 13.25s, 2009 (Telecom - Wireline)                            EUR 249              119,603
----------------------------------------------------------------------------------------------------
UK Treasury, 7.25s, 2007                                              GBP 174              316,402
----------------------------------------------------------------------------------------------------
UK Treasury, 5s, 2008                                                   2,072            3,462,429
----------------------------------------------------------------------------------------------------
                                                                                        $6,723,636
----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                   $111,464,975
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $350,225,219)                                           $372,878,289
----------------------------------------------------------------------------------------------------

Stocks - 0.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.1%
----------------------------------------------------------------------------------------------------
Apparel & Textiles
----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.                                                       814              $52,910
----------------------------------------------------------------------------------------------------

Machinery
----------------------------------------------------------------------------------------------------
IKS Corp.                                                               4,721               $6,373
----------------------------------------------------------------------------------------------------

Metals & Minerals - 0.1%
----------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                 33,396             $287,206
----------------------------------------------------------------------------------------------------

Utilities - Telephone
----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.                                                     37,714              $67,885
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,019,903)                                                $414,374
----------------------------------------------------------------------------------------------------

Convertible Bonds
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
United Kingdom
----------------------------------------------------------------------------------------------------
Jazztel, 12s, 2012 (Telecom - Wireline)                                   $51              $27,368
----------------------------------------------------------------------------------------------------
Total Convertible Bond (Identified Cost, $40,744)                                          $27,368
----------------------------------------------------------------------------------------------------

Rights
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
Banco Central de Uruguay*                                               1,250                   $0
----------------------------------------------------------------------------------------------------
United Mexican States*                                                  1,000                   $5
----------------------------------------------------------------------------------------------------
Total Rights (Identified Cost, $0)                                                              $5
----------------------------------------------------------------------------------------------------

Warrants
----------------------------------------------------------------------------------------------------
DWC Construction 6/22/05 (Utility)*                                    67,756                   $0
----------------------------------------------------------------------------------------------------
DWC Trading 6/22/05 (Utility)*                                         26,835                    0
----------------------------------------------------------------------------------------------------
Ono Finance PLC 2/15/11 (Broadcast & Cable TV)*                           250                    3
----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 12/19/08 (Chemicals)*                             77                  540
----------------------------------------------------------------------------------------------------
Republic of Venezuela 4/15/20*                                         12,500                    0
----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $34,490)                                                     $543
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.7%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 5/01/03, at Amortized Cost                        $2,667           $2,667,000
----------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.6%
----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 04/30/03, due 05/01/03, total to be
received $17,923,657 (secured by various U.S. Treasury
and Federal Agency Obligations), at Cost                              $17,923          $17,923,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $372,910,356)                                     $393,910,039
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.3)%                                                 (1,078,310)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $392,831,729
----------------------------------------------------------------------------------------------------

 *Non-income producing security.
##SEC Rule 144A restriction.
 +Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD = Australian Dollar                   GBP = British Pound
  CAD = Canadian Dollar                     NOK = Norwegian Kroner
  DKK = Danish Krone                        NZD = New Zealand Dollar
  EUR = Euro                                SEK = Swedish Kronor


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/03

ASSETS
Investments, at value (identified cost, $372,910,356)         $393,910,039
---------------------------------------------------------------------------------------------------
Cash                                                               677,040
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                          114,478
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 15,347,854
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    788,788
---------------------------------------------------------------------------------------------------
Interest receivable                                              7,041,008
---------------------------------------------------------------------------------------------------
Other assets                                                         6,151
---------------------------------------------------------------------------------------------------
Total assets                                                                           $417,885,358
---------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                           $1,849,127
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 606,587
---------------------------------------------------------------------------------------------------
Payable for investments purchased                               21,448,101
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            981,308
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                     6,992
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    1,076
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       8,191
---------------------------------------------------------------------------------------------------
  Accrued expenses and other liabilities                           152,247
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $25,053,629
---------------------------------------------------------------------------------------------------
Net assets                                                                             $392,831,729
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $469,492,459
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of asset and liabilities in foreign currencies                  20,231,294
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                  (94,734,617)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                               (2,157,407)
---------------------------------------------------------------------------------------------------
Total                                                                                  $392,831,729
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                59,735,961
---------------------------------------------------------------------------------------------------


Class A shares
  Net assets                                                  $192,142,810
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            29,052,187
---------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                              $6.61
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.61)                                                  $6.94
---------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                  $153,897,622
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            23,525,399
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.54
---------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                   $37,320,800
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             5,728,268
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.52
---------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                    $9,470,497
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             1,430,107
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.62
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 4/30/03

NET INVESTMENT INCOME
  Interest income                                                 $12,919,723
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,212,326
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,638
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     189,534
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              315,773
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              740,273
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              177,109
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   21,575
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       137,746
--------------------------------------------------------------------------------------------------
  Printing                                                             22,628
--------------------------------------------------------------------------------------------------
  Postage                                                               9,967
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        21,481
--------------------------------------------------------------------------------------------------
  Legal fees                                                            1,960
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       200,687
--------------------------------------------------------------------------------------------------
Total expenses                                                     $3,061,697
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,423)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (745,195)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,315,079
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $10,604,644
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $3,737,866
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (5,597,582)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       $(1,859,716)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
--------------------------------------------------------------------------------------------------
  Investments                                                     $23,866,637
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          44,086
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                     $23,910,723
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                               $22,051,007
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $32,655,651
--------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS                YEAR
                                                                     ENDED                  ENDED
                                                                    4/30/03                10/31/02
                                                                  (UNAUDITED)

OPERATIONS

Net investment income                                                $10,604,644            $24,007,299
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                          (1,859,716)           (26,986,816)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                           23,910,723             14,529,806
----------------------------------------------------------------     -----------           ------------
Increase in net assets from operations                               $32,655,651            $11,550,289
----------------------------------------------------------------     -----------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                                 $(5,513,821)          $(11,302,456)
----------------------------------------------------------------     -----------           ------------
From net investment income (Class B)                                  (4,058,533)            (8,718,372)
----------------------------------------------------------------     -----------           ------------
From net investment income (Class C)                                    (972,374)            (2,197,423)
----------------------------------------------------------------     -----------           ------------
From net investment income (Class I)                                    (293,835)              (664,800)
----------------------------------------------------------------     -----------           ------------
From paid in capital (Class A)                                                --             (1,055,499)
----------------------------------------------------------------     -----------           ------------
From paid in capital (Class B)                                                --               (814,180)
----------------------------------------------------------------     -----------           ------------
From paid in capital (Class C)                                                --               (205,210)
----------------------------------------------------------------     -----------           ------------
From paid in capital (Class I)                                                --                (62,084)
----------------------------------------------------------------     -----------           ------------
Total distributions declared to shareholders                        $(10,838,563)          $(25,020,024)
----------------------------------------------------------------     -----------           ------------
Net increase (decrease) in net assets from fund share
transactions                                                          $2,313,598           $(16,645,993)
----------------------------------------------------------------     -----------           ------------
Total increase (decrease) in net assets                              $24,130,686           $(30,115,728)
----------------------------------------------------------------     -----------           ------------

NET ASSETS

At beginning of year                                                $368,701,043           $398,816,771
-------------------------------------------------------------------------------------------------------
At end of year (including accumulated distributions in excess of net investment income and accumulated undistributed net
investment income of $2,157,407 and $1,923,488, respectively)       $392,831,729           $368,701,043
-------------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights provide per share amounts and certain ratios to summarize the effect of fund operations and any distributions to a shareholder of each share class.


                                     SIX MONTHS                                      YEAR ENDED 10/31
                                        ENDED          ------------------------------------------------------------------------
                                       4/30/03             2002            2001            2000            1999         1998
CLASS A                              (UNAUDITED)

Net asset value, beginning of
period                                   $6.24              $6.46           $6.67           $7.30           $7.33         $8.24
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)                $0.19              $0.41           $0.52           $0.60           $0.62         $0.66
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                         0.37              (0.20)          (0.16)          (0.59)           0.06         (0.81
----------------------------------      ------             ------          ------          ------          ------        ------
Total from investment operations         $0.56              $0.21           $0.36           $0.01           $0.68        $(0.15
----------------------------------      ------             ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income             $(0.19)            $(0.39)         $(0.49)         $(0.48)         $(0.71)       $(0.63
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                               --                 --              --              --              --         (0.13
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                       --              (0.04)          (0.08)          (0.16)             --            --
----------------------------------      ------             ------          ------          ------          ------        ------
Total distributions declared to
shareholders                            $(0.19)            $(0.43)         $(0.57)         $(0.64)         $(0.71)       $(0.76
----------------------------------      ------             ------          ------          ------          ------        ------
Net asset value, end of period           $6.61              $6.24           $6.46           $6.67           $7.30         $7.33
----------------------------------      ------             ------          ------          ------          ------        ------
Total return (%)(+)                       9.16++             3.39            5.54           (0.03)           9.72         (2.21
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                0.93+              0.94            0.96            0.92            0.88          0.85
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               6.00+              6.59            7.83            8.57            8.42          8.26
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          65                147             153             127             204           299
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $192,143           $176,624        $184,482        $111,791        $100,469       $95,292
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                    $0.18              $0.39           $0.46           $0.54           $0.55         $0.58
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                1.33+              1.40            1.80            1.81            1.83          1.84
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                     5.60+              6.13            6.99            7.68            7.47          7.24
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements. (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.


See notes to financial statements.

                                     SIX MONTHS                                      YEAR ENDED 10/31
                                        ENDED          ------------------------------------------------------------------------
                                       4/30/03              2002            2001            2000            1999         1998
CLASS B                              (UNAUDITED)

Net asset value, beginning of
period                                   $6.18              $6.39           $6.61           $7.24           $7.27         $8.18
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)                $0.17              $0.37           $0.47           $0.55           $0.57         $0.61
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                         0.36              (0.19)          (0.17)          (0.59)           0.07         (0.81)
-----------------------------------    -------             ------          ------          ------          ------        ------
Total from investment operations         $0.53              $0.18           $0.30          $(0.04)          $0.64        $(0.20)
-----------------------------------    -------             ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income             $(0.17)            $(0.36)         $(0.45)         $(0.44)         $(0.67)       $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                               --                 --              --              --              --         (0.13)
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                       --              (0.03)          (0.07)          (0.15)             --            --
-----------------------------------    -------             ------          ------          ------          ------        ------
Total distributions declared to
shareholders                            $(0.17)            $(0.39)         $(0.52)         $(0.59)         $(0.67)       $(0.71)
-----------------------------------    -------             ------          ------          ------          ------        ------
Net asset value, end of period           $6.54              $6.18           $6.39           $6.61           $7.24         $7.27
-----------------------------------    -------             ------          ------          ------          ------        ------
Total return (%)                          8.72++             2.93            4.71           (0.67)           9.10         (2.84)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                1.58+              1.59            1.61            1.56            1.53          1.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               5.35+              5.95            7.22            7.89            7.77          7.64
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          65                147             153             127             204           299
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $153,898           $146,096        $163,299        $137,013        $144,849      $133,872
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                    $0.16              $0.34           $0.42           $0.49           $0.50         $0.53
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                1.98+              2.05            2.45            2.45            2.48          2.50
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                     4.95+              5.49            6.38            7.00            6.82          6.62
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.


See notes to financial statements.


                                     SIX MONTHS                                      YEAR ENDED 10/31
                                        ENDED          ------------------------------------------------------------------------
                                       4/30/03              2002            2001            2000            1999         1998
CLASS C                              (UNAUDITED)

Net asset value, beginning of
period                                   $6.15              $6.37           $6.59           $7.22           $7.25         $8.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)                $0.17              $0.37           $0.47           $0.55           $0.57         $0.61
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                         0.37              (0.20)          (0.17)          (0.59)           0.07         (0.81)
---------------------------------       ------             ------          ------          ------          ------        ------
Total from investment operations         $0.54              $0.17           $0.30          $(0.04)          $0.64        $(0.20)
---------------------------------       ------             ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income             $(0.17)            $(0.36)         $(0.45)         $(0.44)         $(0.67)       $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                               --                 --              --              --              --         (0.13)
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                       --              (0.03)          (0.07)          (0.15)             --            --
---------------------------------       ------             ------          ------          ------          ------        ------
Total distributions declared to
shareholders                            $(0.17)            $(0.39)         $(0.52)         $(0.59)         $(0.67)       $(0.71)
---------------------------------       ------             ------          ------          ------          ------        ------
Net asset value, end of period           $6.52              $6.15           $6.37           $6.59           $7.22         $7.25
---------------------------------       ------             ------          ------          ------          ------        ------
Total return (%)                          8.91++             2.78            4.73           (0.67)           9.12         (2.84)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                1.58+              1.59            1.61            1.56            1.53          1.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               5.35+              5.95            7.18            7.90            7.78          7.65
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          65                147             153             127             204           299
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $37,321            $35,952         $40,787         $37,956         $38,808       $42,213
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                    $0.15              $0.34           $0.42           $0.49           $0.50         $0.53
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                1.98+              2.05            2.45            2.45            2.48          2.50
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                     4.95+              5.49            6.34            7.01            6.83          6.63
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.


See notes to financial statements.


                                     SIX MONTHS                                      YEAR ENDED 10/31
                                        ENDED          ------------------------------------------------------------------------
                                       4/30/03              2002            2001            2000            1999          1998
CLASS I                              (UNAUDITED)

Net asset value, beginning of
period                                   $6.25              $6.47           $6.68           $7.31           $7.33         $8.25
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

 Net investment income(S)                $0.20              $0.44           $0.55           $0.68           $0.65         $0.72
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                         0.37              (0.21)          (0.17)          (0.65)           0.07         (0.85)
-----------------------------------     ------             ------          ------          ------          ------        ------
Total from investment operations         $0.57              $0.23           $0.38           $0.03           $0.72        $(0.13)
-----------------------------------     ------             ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income             $(0.20)            $(0.41)         $(0.51)         $(0.50)         $(0.74)       $(0.66)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign currency
 transactions                               --                 --              --              --              --         (0.13)
-------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                       --              (0.04)          (0.08)          (0.16)             --            --
-----------------------------------     ------             ------          ------          ------          ------        ------
Total distributions declared to
shareholders                            $(0.20)            $(0.45)         $(0.59)         $(0.66)         $(0.74)       $(0.79)
-----------------------------------     ------             ------          ------          ------          ------        ------
Net asset value, end of period           $6.62              $6.25           $6.47           $6.68           $7.31         $7.33
-----------------------------------     ------             ------          ------          ------          ------        ------
Total return (%)                          9.33++             3.75            5.92            0.33           10.25         (2.00)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                0.58+              0.59            0.61            0.60            0.53          0.50
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               6.34+              6.93            8.21            9.53            8.77          8.51
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          65                147             153             127             204           299
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $9,470            $10,029         $10,249          $7,542            $304          $238
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                    $0.18              $0.41           $0.49           $0.62           $0.58         $0.63
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                0.98+              1.05            1.45            1.49            1.48          1.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                     5.94+              6.47            7.37            8.64            7.82          7.49
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward contracts will be valued using a pricing model taking into consideration market data from external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                                   10/31/02           10/31/01
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                               $22,883,052        $24,872,129
--------------------------------------------------------------------------------
  Long-term capital gain                                 --                 --
--------------------------------------------------------------------------------
                                                $22,883,052        $24,872,129
--------------------------------------------------------------------------------
  Tax return of capital                           2,136,972          2,023,813
--------------------------------------------------------------------------------
Total distributions declared                    $25,020,024        $26,895,942
--------------------------------------------------------------------------------

During the year ended October 31, 2002, accumulated net investment loss decreased by $1,124,082, accumulated undistributed net realized loss on investments and foreign currency transactions increased by $665,644, and paid-in capital decreased by $458,438 due to differences between book and tax accounting for mortgage-backed securities currency transactions, and amortization and accretion on debt securities. In addition, $2,136,972 was designated a tax return of capital distribution. This change had no effect on the net assets or net asset value per share.

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                        $--
  ------------------------------------------------------------------------
  Undistributed long-term capital gain                                  --
  ------------------------------------------------------------------------
  Capital loss carryforward                                    (92,721,213)
  ------------------------------------------------------------------------
  Unrealized depreciation                                       (3,198,360)
  ------------------------------------------------------------------------
  Other temporary differences                                   (2,636,765)
  ------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

  EXPIRATION DATE
  October 31, 2005                                             $(8,420,466)
  ------------------------------------------------------------------------
  October 31, 2006                                             (23,128,300)
  ------------------------------------------------------------------------
  October 31, 2007                                             (11,626,162)
  ------------------------------------------------------------------------
  October 31, 2008                                              (3,849,634)
  ------------------------------------------------------------------------
  October 31, 2009                                             (17,590,678)
  ------------------------------------------------------------------------
  October 31, 2010                                             (28,105,973)
  ------------------------------------------------------------------------
  Total                                                       $(92,721,213)
  ------------------------------------------------------------------------

The availability of a portion of theses respective capital loss carryforwards, which were acquired on August 6, 2001, in connection with the MFS Global Governments Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2003 were 0.50%. The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management and distribution fees such that the fund's aggregate operating expenses do not exceed 0.08% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net increase of $2,646 as a result of the change in the fund's pension liability under this plan and a pension expense of $3,806 for inactive trustees for the six months ended April 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

  First $2 billion                                               0.0175%
  ----------------------------------------------------------------------
  Next $2.5 billion                                              0.0130%
  ----------------------------------------------------------------------
  Next $2.5 billion                                              0.0005%
  ----------------------------------------------------------------------
  In excess of $7 billion                                        0.0000%

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $119,861 the six months ended April 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively. The Trustees have adopted a distribution plan for Class A, Class B, Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A    CLASS B    CLASS C

Distribution Fee                                   0.10%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                                        0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                            0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended April 30, 2003, amounted to:

                                                 CLASS A    CLASS B    CLASS C

Service Fee Retained by MFD                       $5,606       $195       $217
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Total Distribution Plan                            0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed         $5,556   $161,311     $1,429
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES              SALES

U.S. government securities                        $43,697,117        $87,820,942
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $192,132,163       $151,297,969


The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                      $373,205,421
  ----------------------------------------------------------------
  Gross unrealized appreciation                        $27,207,949
  ----------------------------------------------------------------
  Gross unrealized depreciation                         (6,503,331)
  ----------------------------------------------------------------
  Net unrealized appreciation                          $20,704,618

(5) Shares of Beneficial Interest

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended                         Year ended
                                                4/30/03                               10/31/02
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                         3,492,504          $22,375,965         6,952,138           $43,689,546
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      659,339            4,196,398         1,370,803             8,618,359
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (3,390,440)         (21,658,307)       (8,601,396)          (53,875,155)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)               761,403           $4,914,056          (278,455)          $(1,567,250)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                         2,811,797          $17,790,017         4,266,529           $26,481,564
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      428,638            2,698,613           947,374             5,894,289
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (3,371,110)         (21,302,834)       (7,102,808)          (44,135,182)
-----------------------------------------------------------------------------------------------------------
Net decrease                         (130,675)           $(814,204)       (1,888,905)         $(11,759,329)
-----------------------------------------------------------------------------------------------------------


CLASS C SHARES

Shares sold                           805,664           $5,090,837         1,293,882            $8,018,284
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions         105,181              659,414           244,212             1,513,965
-----------------------------------------------------------------------------------------------------------
Shares
reacquired                         (1,027,435)          (6,452,734)       (2,097,550)          (12,980,821)
-----------------------------------------------------------------------------------------------------------
Net decrease                         (116,590)           $(702,483)         (559,456)          $(3,448,572)
-----------------------------------------------------------------------------------------------------------


CLASS I SHARES

Shares sold                           411,263           $2,644,185           616,584            $3,879,162
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          46,456              295,753           105,719               665,382
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (631,979)          (4,023,709)         (703,212)           (4,415,386)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)              (174,260)         $(1,083,771)           19,091              $129,158
-----------------------------------------------------------------------------------------------------------


(6) Line of Credit

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended April 30, 2003, was $1,488. The fund had no borrowings during the period.

(7) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options and forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                                                                           NET
                                                                                        UNREALIZED
                       CONTRACTS TO                                  CONTRACTS         APPRECIATION
SETTLEMENT DATE      DELIVER/RECEIVE           IN EXCHANGE FOR        AT VALUE        (DEPRECIATION)

        6/16/06  AUD            2,691,071           $1,656,432        $1,677,110           $(20,678)
        6/16/03  CAD            4,407,397            3,024,929         3,066,267            (41,338)
        6/16/03  DKK           32,812,965            4,839,670         4,933,118            (93,448)
5/05/03-6/30/03  EUR           27,719,226           30,224,055        30,939,627           (715,572)
        6/16/03  GBP            2,198,174            3,451,133         3,505,364            (54,231)
        6/16/03  NOK            5,115,687              710,650           728,358            (17,708)
        6/16/03  NZD            7,420,109            4,133,966         4,130,183              3,783
        6/16/03  SEK           16,824,479            2,014,666         2,052,999            (38,333)
                                                   -----------       -----------          ---------
                                                   $50,055,501       $51,033,026          $(977,525)
                                                   ===========       ===========          =========

PURCHASES

5/05/03-6/16/03  EUR            6,322,231           $6,951,015        $7,061,710           $110,695
                                                   -----------       -----------          ---------
                                                    $6,951,015        $7,061,710           $110,695
                                                   ===========       ===========          =========

/

At April 30, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting less than 1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                         DATE OF         SHARE/PRINCIPAL
DESCRIPTION                            ACQUISITION           AMOUNT             COST            VALUE

DLJ Mortgage Acceptance Corp.            3/01/98            1,064,052         $668,764        $1,015,040
---------------------------------------------------------------------------------------------------------
Kazkommerts International BV             4/15/98              130,000         $142,038          $141,960
---------------------------------------------------------------------------------------------------------
                                                                                              $1,157,000
---------------------------------------------------------------------------------------------------------


(9) Change in Accounting Principle

As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to November 1, 2001, the fund did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $289,216 reduction in cost of securities and a corresponding $289,216 increase in net unrealized depreciation, based on securities held by the fund on November 1, 2001.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                  Trustee
Massachusetts Financial Services          Private investor; Rockefeller
Company, Chairman                         Financial Services, Inc. (investment
                                          advisers), Chairman and
                                          Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                     LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services          Trustee
Company,                                  Hemenway & Barnes (attorneys),
Chief Executive Officer and Director      Partner

KEVIN R. PARKE(2) (born 12/14/59)         WILLIAM J. POORVU (born 04/10/35)
Trustee                                   Trustee
Massachusetts Financial Services          Private investor; Harvard University
Company,                                  Graduate School of Business
President, Chief Investment Officer, and  Administration, Class of 1961
Director                                  Adjunct Professor in
                                          Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                      CBL & Associates Properties, Inc.
                                          (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37)    Director
Trustee
Brigham and Women's Hospital, Chief of    J. DALE SHERRATT (born 09/23/38)
Cardiac Surgery; Harvard Medical School,  Trustee
Professor of Surgery                      Insight Resources, Inc. (acquisition
                                          planning specialists), President;
WILLIAM R. GUTOW (born 09/27/41)          Wellfleet Investments (investor in
Trustee                                   health care companies), Managing
Private investor and real estate          General Partner (since 1993);
consultant;                               Cambridge Nutraceuticals
Capitol Entertainment Management Company  (professional nutritional products),
(video franchise), Vice Chairman          Chief Executive Officer (until May
                                          2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                   ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation     Trustee
(energy related services), Director;      Independent health care industry
Eastern Enterprises (diversified          consultant
services company), Chairman, Trustee and
Chief Executive Officer (until November   WARD SMITH (born 09/13/30)
2000)                                     Trustee
                                          Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


OFFICERS

JEFFREY L. SHAMES (born 06/02/55)         ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                  Assistant Treasurer
Massachusetts Financial Services          Massachusetts Financial Services
Company, Chairman                         Company, Vice President (since
                                          August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)            Senior Vice President (prior to
Trustee and President                     August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and      RICHARD M. HISEY (born 08/29/58)
Director                                  Treasurer
                                          Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59)   Company, Senior Vice President
Assistant Secretary and Assistant Clerk   (since July 2002); The Bank of New
Massachusetts Financial Services          York, Senior Vice President
Company, Senior Vice President and        (September 2000 to July 2002);
Associate General Counsel                 Lexington Global Asset Managers,
                                          Inc., Executive Vice President and
STEPHEN E. CAVAN (born 11/06/53)          Chief Financial Officer,
Secretary and Clerk                       General Manager, Mutual Funds (prior
Massachusetts Financial Services          to September 2000)
Company, Senior Vice President, General
Counsel and Secretary
                                          ELLEN MOYNIHAN (born 11/13/57)
STEPHANIE A. DESISTO (born 10/01/53)      Assistant Treasurer
Assistant Treasurer                       Massachusetts Financial Services
Massachusetts Financial Services          Company, Vice President
Company, Vice President (since April
2003); Brown Brothers Harriman & Co.,
Senior Vice President (November 2002 to   JAMES O. YOST (born 06/12/60)
April 2003); ING Groep N.V./Aeltus        Assistant Treasurer
Investment Management, Senior Vice        Massachusetts Financial Services
President (prior to November 2002)        Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since
January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------

INVESTMENT ADVISER                        PORTFOLIO MANAGER
Massachusetts Financial Services Company  Bernard Scozzafava(1)
500 Boylston Street, Boston, MA
02116-3741                                CUSTODIAN
                                          State Street Bank and Trust Company
DISTRIBUTOR                               225 Franklin Street, Boston, MA
MFS Fund Distributors, Inc.               02110
500 Boylston Street, Boston, MA
02116-3741


(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)
            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES
            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES
            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS
            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES
            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances exchanges or        (1-800-637-8255)
stock and bond outlooks      touch-tone required   24 hours a day, 365 days a
                                                   year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MFO-SEM-6/03  59.1M

[MFS LOGO]                                                     SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                             APRIL 30, 2003


                          MFS(R) TAX MANAGED
                          EQUITY FUND


--------------------------------------------------------------------------------
NOT FDIC INSURED                  MAY LOSE VALUE              NO BANK GUARANTEE
        NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) TAX MANAGED EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Chairman         LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company, Chairman  Trustee
                                                    Hemenway & Barnes (attorneys), Partner
JOHN W. BALLEN* (born 09/12/59) Trustee and
President                                           WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,           Trustee
Chief Executive Officer and Director                Private investor; Harvard University
                                                    Graduate School of Business
KEVIN R. PARKE* (born 12/14/59) Trustee             Administration, Class of 1961 Adjunct
Massachusetts Financial Services Company,           Professor in Entrepreneurship Emeritus;
President, Chief Investment Officer, and Director   CBL & Associates Properties, Inc. (real
                                                    estate investment trust), Director
INDEPENDENT TRUSTEES
                                                    J. DALE SHERRATT (born 09/23/38) Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee      Insight Resources, Inc. (acquisition
Brigham and Women's Hospital, Chief of Cardiac      planning specialists), President;
Surgery; Harvard Medical School, Professor of       Wellfleet Investments (investor in
Surgery                                             health care companies), Managing General
                                                    Partner (since 1993); Cambridge
WILLIAM R. GUTOW (born 09/27/41) Trustee            Nutraceuticals (professional nutritional
Private investor and real estate consultant;        products), Chief Executive Officer
Capitol Entertainment Management Company (video     (until May 2001)
franchise), Vice Chairman
                                                    ELAINE R. SMITH (born 04/25/46) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee              Independent health care industry
Private investor; KeySpan Corporation (energy       consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee   WARD SMITH (born 09/13/30) Trustee
and Chief Executive Officer (until November 2000)   Private investor

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman          ROBERT R. FLAHERTY (born 09/18/63)
Massachusetts Financial Services Company, Chairman  Assistant Treasurer
                                                    Massachusetts Financial Services
JOHN W. BALLEN (born 9/12/59) Trustee and           Company, Vice President (since August
President                                           2000); UAM Fund Services, Senior Vice
Massachusetts Financial Services Company, Chief     President (prior to August 2000)
Executive Officer
and Director                                        RICHARD M. HISEY (born 08/29/58)
                                                    Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant   Massachusetts Financial Services
Secretary and Assistant Clerk                       Company, Senior Vice President (since
Massachusetts Financial Services Company, Senior    July 2002); The Bank of New York, Senior
Vice President and Associate General Counsel        Vice President (September 2000 to July
                                                    2002); Lexington Global Asset Managers,
STEPHEN E. CAVAN (born 11/06/53) Secretary and      Inc., Executive Vice President and Chief
Clerk                                               Financial Officer, General Manager,
Massachusetts Financial Services Company, Senior    Mutual Funds (prior to September 2000)
Vice President, General Counsel and Secretary
                                                    ELLEN MOYNIHAN (born 11/13/57) Assistant
STEPHANIE A. DESISTO (born 10/01/53) Assistant      Treasurer
Treasurer                                           Massachusetts Financial Services
Massachusetts Financial Services Company, Vice      Company, Vice President
President (since
April 2003); Brown Brothers Harriman & Co., Senior  JAMES O. YOST (born 06/12/60) Assistant
Vice President (November 2002 to April 2003); ING   Treasurer
Groep N.V./Aeltus Investment Management, Senior     Massachusetts Financial Services
Vice President (prior to November 2002)             Company, Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS

Matthew W. Krummell+
Deborah H. Miller+

CUSTODIANS

State Street Bank and Trust Company
225 Franklin Street, Boston MA 02110

JP Morgan Chase Bank
One Chase Manhattan Plaza
New York, NY 10081


+MFS Investment Management

PERFORMANCE SUMMARY

Currently, the fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

TOTAL RATES OF RETURN THROUGH APRIL 30, 2003

CLASS A
                                                                                   6 Months            1 Year             Life*
---------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                                       +3.20%           -15.07%           -23.74%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                                                    -15.07%           -18.35%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**                                                  -19.96%           -21.88%
---------------------------------------------------------------------------------------------------------------------------------

COMPARATIVE INDICES
                                                                                   6 Months            1 Year             Life*
---------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                                                   +4.47%           -13.30%           -14.09%
---------------------------------------------------------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
 *For the period from the commencement of the fund's investment operations, December 28, 2001, through April 30, 2003. Index information is from January 1, 2002.
**Takes into account the maximum sales charge of 5.75%.
 #Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE STANDARD AND POOR'S 500 STOCK INDEX (THE S&P 500) - A commonly used measure of the broad U.S. stock market.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for these and other risks.

PORTFOLIO OF INVESTMENTS (Unaudited) - April 30, 2003

Stocks - 99.6%
---------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Stocks - 98.3%
  Aerospace - 2.3%
    General Dynamics Corp.                                                                    38       $  2,359
    Lockheed Martin Corp.                                                                    100          5,005
    Northrop Grumman Corp.                                                                    10            880
    Raytheon Co.                                                                              23            688
                                                                                                       --------
                                                                                                       $  8,932
---------------------------------------------------------------------------------------------------------------
  Apparel & Textiles - 0.5%
    Nike, Inc., "B"                                                                           38       $  2,034
---------------------------------------------------------------------------------------------------------------
  Automotive - 0.6%
    American Axle & MFG Holdings, Inc.*                                                       26       $    648
    Delphi Automotive Systems Corp.                                                          172          1,445
                                                                                                       --------
                                                                                                       $  2,093
---------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 6.4%
    Bank of America Corp.                                                                    120       $  8,886
    Bank One Corp.                                                                           137          4,939
    FleetBoston Financial Corp.                                                              199          5,277
    National City Corp.                                                                       90          2,696
    Washington Mutual, Inc.                                                                   65          2,568
                                                                                                       --------
                                                                                                       $ 24,366
---------------------------------------------------------------------------------------------------------------
  Biotechnology - 1.0%
    Genentech, Inc.*                                                                          64       $  2,431
    Waters Corp.*                                                                             53          1,273
                                                                                                       --------
                                                                                                       $  3,704
---------------------------------------------------------------------------------------------------------------
  Business Machines - 3.5%
    Hewlett-Packard Co.                                                                      130       $  2,119
    International Business Machines Corp.                                                    133         11,292
                                                                                                       --------
                                                                                                       $ 13,411
---------------------------------------------------------------------------------------------------------------
  Business Services - 2.8%
    Apollo Group, Inc.*                                                                       51       $  2,764
    Certegy, Inc.*                                                                            40          1,000
    DST Systems, Inc.*                                                                        46          1,412
    First Data Corp.                                                                         140          5,492
                                                                                                       --------
                                                                                                       $ 10,668
---------------------------------------------------------------------------------------------------------------
  Cellular Phones - 0.7%
    Motorola, Inc.                                                                           357       $  2,824
---------------------------------------------------------------------------------------------------------------
  Chemicals - 0.8%
    Air Products & Chemicals, Inc.                                                            17       $    732
    Ashland, Inc.                                                                             84          2,491
                                                                                                       --------
                                                                                                       $  3,223
---------------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 2.0%
    Dell Computer Corp.*                                                                      96       $  2,775
    Intel Corp.                                                                               82          1,509
    Lexmark International, Inc.*                                                              45          3,353
                                                                                                       --------
                                                                                                       $  7,637
---------------------------------------------------------------------------------------------------------------
  Computer Software - 1.3%
    Oracle Corp.*                                                                            415       $  4,930
---------------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 2.4%
    Microsoft Corp.                                                                          350       $  8,949
---------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 0.3%
    Adobe Systems, Inc.                                                                       31       $  1,071
---------------------------------------------------------------------------------------------------------------
  Conglomerates - 4.6%
    General Electric Co.                                                                     501       $ 14,755
    Tyco International Ltd.                                                                  169          2,636
                                                                                                       --------
                                                                                                       $ 17,391
---------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 3.1%
    Gillette Co.                                                                              81       $  2,467
    Procter & Gamble Co.                                                                     104          9,344
                                                                                                       --------
                                                                                                       $ 11,811
---------------------------------------------------------------------------------------------------------------
  Consumer Products - 1.4%
    Altria Group, Inc.                                                                       173       $  5,321
---------------------------------------------------------------------------------------------------------------
  Containers - 0.3%
    Owens Illinois, Inc.*                                                                    131       $  1,165
---------------------------------------------------------------------------------------------------------------
  Electronics - 1.3%
    Intersil Holding Corp.*                                                                  127       $  2,349
    National Semiconductor Corp.*                                                            134          2,510
                                                                                                       --------
                                                                                                       $  4,859
---------------------------------------------------------------------------------------------------------------
  Energy - 0.6%
    ConocoPhillips                                                                            44       $  2,213
---------------------------------------------------------------------------------------------------------------
  Entertainment - 0.7%
    Hearst-Argyle Television, Inc.*                                                           57       $  1,373
    Sinclair Broadcast Group, Inc., "A"*                                                     119          1,262
                                                                                                       --------
                                                                                                       $  2,635
---------------------------------------------------------------------------------------------------------------
  Financial Institutions - 7.7%
    Charter One Financial, Inc.                                                               86       $  2,498
    Citigroup, Inc.                                                                          339         13,306
    Fannie Mae                                                                                81          5,864
    Lehman Brothers Holdings, Inc.                                                            87          5,478
    Merrill Lynch & Co., Inc.                                                                 54          2,217
                                                                                                       --------
                                                                                                       $ 29,363
---------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 3.8%
    Anheuser-Busch Cos., Inc.                                                                 52       $  2,594
    Archer-Daniels-Midland Co.                                                                94          1,041
    Coca-Cola Co.                                                                             73          2,949
    Kellogg Co.                                                                              136          4,453
    Tyson Foods, Inc., "A"                                                                   367          3,534
                                                                                                       --------
                                                                                                       $ 14,571
---------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 0.7%
    International Paper Co.                                                                   74       $  2,646
---------------------------------------------------------------------------------------------------------------
  Healthcare - 0.6%
    Apria Healthcare Group, Inc.*                                                             68       $  1,594
    Caremark Rx, Inc.*                                                                        35            697
                                                                                                       --------
                                                                                                       $  2,291
---------------------------------------------------------------------------------------------------------------
  Home Construction - 0.3%
    Lennar Corp., "A"                                                                         22       $  1,193
    Lennar Corp., "B"                                                                          2            107
                                                                                                       --------
                                                                                                       $  1,300
---------------------------------------------------------------------------------------------------------------
  Insurance - 3.6%
    Allstate Corp.                                                                           129       $  4,875
    American International Group, Inc.                                                        27          1,565
    CIGNA Corp.                                                                               47          2,458
    MetLife, Inc.                                                                            168          4,826
                                                                                                       --------
                                                                                                       $ 13,724
---------------------------------------------------------------------------------------------------------------
  Leisure - 1.2%
    Carnival Corp.                                                                           168       $  4,635
---------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 11.5%
    Boston Scientific Corp.*                                                                 105       $  4,520
    Eli Lilly & Co.                                                                          115          7,340
    Forest Laboratories, Inc.*                                                                50          2,586
    Johnson & Johnson Co.                                                                    117          6,594
    Merck & Co., Inc.                                                                        160          9,309
    Pfizer, Inc.                                                                             391         12,023
    Stryker Corp.                                                                             23          1,541
                                                                                                       --------
                                                                                                       $ 43,913
---------------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 0.8%
    Genzyme Corp.*                                                                            78       $  3,142
---------------------------------------------------------------------------------------------------------------
  Metals & Minerals - 0.8%
    Alcoa, Inc.                                                                              133       $  3,050
---------------------------------------------------------------------------------------------------------------
  Oil Services - 1.4%
    Halliburton Co.                                                                           63       $  1,349
    Tidewater, Inc.                                                                           99          2,663
    Valero Energy Corp.                                                                       36          1,323
                                                                                                       --------
                                                                                                       $  5,335
---------------------------------------------------------------------------------------------------------------
  Oils - 4.0%
    Anadarko Petroleum Corp.                                                                  19       $    843
    ExxonMobil Corp.                                                                         409         14,397
                                                                                                       --------
                                                                                                       $ 15,240
---------------------------------------------------------------------------------------------------------------
  Pollution Control - 0.3%
    Waste Management, Inc.                                                                    45       $    977
---------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.7%
    Gannett Co., Inc.                                                                         49       $  3,710
    Tribune Co.                                                                               55          2,694
                                                                                                       --------
                                                                                                       $  6,404
---------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 0.7%
    Starwood Hotels & Resorts Co.                                                             99       $  2,657
---------------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 1.0%
    Brinker International, Inc.*                                                             114       $  3,620
---------------------------------------------------------------------------------------------------------------
  Retail - 7.4%
    Gap, Inc.                                                                                171       $  2,844
    Home Depot, Inc.                                                                         102          2,869
    Lowe's Cos., Inc.                                                                         95          4,169
    Sears, Roebuck & Co.                                                                     118          3,344
    Target Corp.                                                                              99          3,311
    Wal-Mart Stores, Inc.                                                                    208         11,715
                                                                                                       --------
                                                                                                       $ 28,252
---------------------------------------------------------------------------------------------------------------
  Special Products & Services - 2.4%
    3M Co.                                                                                    45       $  5,672
    Illinois Tool Works, Inc.                                                                 15            960
    SPX Corp.*                                                                                74          2,501
                                                                                                       --------
                                                                                                       $  9,133
---------------------------------------------------------------------------------------------------------------
  Supermarkets - 0.8%
    Kroger Co.*                                                                              222       $  3,175
---------------------------------------------------------------------------------------------------------------
  Telecommunications - 3.6%
    AT&T Corp.                                                                                95       $  1,620
    BellSouth Corp.                                                                          215          5,480
    Verizon Communications, Inc.                                                             178          6,654
                                                                                                       --------
                                                                                                       $ 13,754
---------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 0.8%
    QUALCOMM, Inc.                                                                            91       $  2,902
---------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.6%
    Cisco Systems, Inc.*                                                                     182       $  2,737
    QLogic Corp.*                                                                             67          2,947
    USA Interactive, Inc.*                                                                   143          4,283
                                                                                                       --------
                                                                                                       $  9,967
---------------------------------------------------------------------------------------------------------------
  Transportation - 1.4%
    Fedex Corp.                                                                               28       $  1,677
    Union Pacific Corp.                                                                       64          3,809
                                                                                                       --------
                                                                                                       $  5,486
---------------------------------------------------------------------------------------------------------------
  Utilities - Electric - 2.6%
    Dominion Resources, Inc.                                                                  46       $  2,722
    Duke Energy Corp.                                                                         25            440
    Exelon Corp.                                                                               7            371
    PG&E Corp.*                                                                               89          1,333
    Pinnacle West Capital Corp.                                                               73          2,425
    PPL Corp.                                                                                 49          1,774
    Sempra Energy                                                                             33            886
                                                                                                       --------
                                                                                                       $  9,951
---------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                      $374,725
---------------------------------------------------------------------------------------------------------------
Foreign Stocks - 1.3%
  Bermuda - 1.3%
    Ace Ltd. (Insurance)                                                                     149       $  4,929
---------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $429,460)                                                               $379,654
---------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.3%
---------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
---------------------------------------------------------------------------------------------------------------
    UBS Finance, Inc., due 5/01/03, at Amortized Cost                                       $  1       $  1,000
---------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $430,460)                                                          $380,654
Other Assets, Less Liabilities - 0.1%                                                                       442
---------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                    $381,096
---------------------------------------------------------------------------------------------------------------

*Non-income producing security.

See notes to financial statements.

Financial Statements

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2003
--------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $430,460)                    $380,654
  Cash                                                                      130
  Interest and dividends receivable                                         324
                                                                       --------
      Total assets                                                     $381,108
                                                                       --------

Liabilities:
  Payable to affiliate for management fee                              $      7
  Accrued expenses and other liabilities                               $      5
                                                                       --------
      Total liabilities                                                $     12
                                                                       --------
Net assets                                                             $381,096
                                                                       --------

Net assets consist of:
  Paid-in capital                                                      $501,847
  Unrealized depreciation on investments                                (49,806)
  Accumulated net realized loss on investments                          (71,634)
  Accumulated undistributed net investment income                           689
                                                                       --------
      Total                                                            $381,096
                                                                       --------
Shares of beneficial interest outstanding                                50,240
                                                                         ------

Net asset value, offering price, and redemption price per share
  (net assets / shares of beneficial interest outstanding)                $7.59
                                                                          -----

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                          $  3,344
    Interest                                                                  7
                                                                       --------
      Total investment income                                          $  3,351
                                                                       --------

  Expenses -
    Management fee                                                     $  1,364
    Shareholder servicing agent fee                                         185
    Administrative fee                                                       21
    Custodian fee                                                           880
    Printing                                                              2,923
    Auditing fees                                                         8,020
    Legal fees                                                              386
    Professional services                                                 3,542
    Miscellaneous                                                            25
                                                                       --------
      Total expenses                                                   $ 17,346
    Fees paid indirectly                                                     (7)
    Reduction of expenses by investment adviser                         (15,247)
                                                                       --------
      Net expenses                                                     $  2,092
                                                                       --------
        Net investment income                                          $  1,259
                                                                       --------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis)                                $(21,104)
  Change in unrealized appreciation                                      31,390
                                                                       --------
      Net realized and unrealized gain on investments                  $ 10,286
                                                                       --------
          Increase in net assets from operations                       $ 11,545
                                                                       --------
See notes to financial statements.

Financial Statements - continued

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED             PERIOD ENDED
                                                                              APRIL 30, 2003        OCTOBER 31, 2002*
                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                             $  1,259                $   1,228
  Net realized loss on investments                                                   (21,104)                 (50,530)
  Net unrealized gain (loss) on investments                                           31,390                  (81,196)
                                                                                    --------                ---------
      Increase (decrease) in net assets from operations                             $ 11,545                $(130,498)
                                                                                    --------                ---------
Distributions declared to shareholders from net investment income                   $ (1,798)               $    --
                                                                                    --------                ---------
Net increase in net assets from fund share transactions                             $  1,647                $ 500,200
                                                                                    --------                ---------
      Total increase in net assets                                                  $ 11,394                $ 369,702
Net assets:
  At beginning of period                                                             369,702                     --
                                                                                    --------                ---------

  At end of period (accumulated undistributed net investment income of $689
    and $1,228, respectively)                                                       $381,096                $ 369,702
                                                                                    --------                ---------

*For the period from commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.

See notes to financial statements.

Financial Highlights
------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED PERIOD ENDED APRIL 30, 2003 OCTOBER 31, 2002* (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                $ 7.39                 $10.00
                                                                                     ------                 ------

Income from investment operations# -
  Net investment income(S)                                                           $ 0.03                 $ 0.02
  Net realized and unrealized gain (loss) on investments                               0.21                  (2.63)
                                                                                     ------                 ------
    Total from investment operations                                                 $ 0.24                 $(2.61)
                                                                                     ------                 ------

    Less distributions declared to shareholders from net investment income           $(0.04)                $  --
                                                                                     ------                 ------
Net asset value - end of period                                                      $ 7.59                 $ 7.39
                                                                                     ------                 ------
Total return(+)                                                                        3.20%++              (26.10)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                           1.15%+                 1.15%+
  Net investment income                                                                0.69%+                 0.34%+
Portfolio turnover                                                                       14%                    36%
Net assets at end of period (000 Omitted)                                              $381                   $370

(S)Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:

    Net investment loss                                                              $(0.28)                $(0.77)
    Ratios (to average net assets):
      Expenses##                                                                       9.53%+                12.18%+
      Net investment loss                                                             (7.69)%+              (10.68)%+

 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total return does not include the applicable sales charge. If the charge had been included, the results would have been lower.
 * For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Tax Managed Equity Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or where values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, capital losses.

During the period ended October 31, 2002 there were no reclassifications due to differences between book and tax accounting.

As of October 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

            Undistributed ordinary income         $ 1,228
            Capital loss carryforward             (50,530)
            Unrealized depreciation               (81,196)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010, ($50,530).

(3) Transactions with Affiliates
Investment Adviser - The has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At April 30, 2003, aggregate unreimbursed expenses amounted to $54,996.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion             0.0175%
                Next $2.5 billion            0.0130%
                Next $2.5 billion            0.0005%
                In excess of $7 billion      0.0000%

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses in behalf of the fund related to the distribution and servicing of its shares. These expenses include service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's daily are assets attributable to Class A shares which are attributable to that securities dealer and distribution fee up to MFD up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $54,357 and $52,783, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $430,460
                                                               --------
Gross unrealized depreciation                                  $(62,473)
Gross unrealized appreciation                                    12,667
                                                               --------
    Net unrealized depreciation                                $(49,806)
                                                               --------

(5) Shares of Beneficial Interest

                                         APRIL 30, 2003      OCTOBER 31, 2002
                                      -------------------   -----------------
                                       SHARES      AMOUNT   SHARES     AMOUNT
-----------------------------------------------------------------------------
Shares sold                              --     $    --      50,020  $ 500,200
Shares issued to shareholders in
reinvestment of distributions             240       1,798      --        --
Shares reacquired                         (20)       (151)     --        --
                                      -------   ---------   -------  ---------
    Net increase                          220   $   1,647    50,020  $ 500,200
                                      -------   ---------   -------  ---------
*For the period from the commencement of the fund's investment operations, December 28, 2001, through April 31, 2003.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended April 30, 2003, was $1. The fund had no borrowings during the period.

                  --------------------------------------------
   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) TAX MANAGED EQUITY FUND

[MFS LOGO]
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                            INCIA-6/03 480

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

         [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
         Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      MFS SERIES TRUST VIII
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  June 23, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  June 23, 2003
       -------------



By (Signature and Title)*  /s/ RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)
Date:  June 23, 2003
       -------------

* Print name and title of each signing officer under his or her signature.